As filed with the Securities and Exchange Commission on August 20, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.
Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust

International Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2021

F0324 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

International Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust International Equity Portfolio Class S posted a total return of 10.00% for the six-month period ended June 30, 2021 (the reporting period), outperforming the 8.83% total return of its benchmark, the MSCI EAFE® Index (Net) (the Index) for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

International equity markets advanced this period, as COVID-19 vaccinations quickened in the Eurozone and Japan, allowing for loosening economic and social restrictions. Additionally, the European Commission began approving national recovery plans, paving the way for disbursements from the Next Generation EU recovery plan. Developed international markets (as measured by the Index) outperformed emerging markets (as measured by the MSCI Emerging Markets Index (Net)) this reporting period but trailed the U.S. S&P 500® Index.

By sector, Energy, Financials and Consumer Discretionary stocks drove the Index's performance. All sectors closed up except Utilities, which was down slightly as investors avoided defensive areas. Communication Services and Consumer Staples also underperformed. By country, Austria, the Netherlands and Sweden outperformed. New Zealand and Portugal posted losses, and Japan lagged.

The Fund's outperformance resulted from stock selection, with our advantage most significant within Consumer Discretionary, Materials and Information Technology. By country, stock selection in, and an underweight to, Japan versus the Index were a benefit, as were holdings based in Switzerland and Norway.

Top return contributors included ASML Holding and NXP, semiconductor names, and CRH, an Ireland-based global construction materials conglomerate. ASML reported strong sales for EUV (extreme ultraviolet) tools and fulfilled orders delayed by COVID-19. NXP reported strong results on better-than-expected demand in mobile and auto. CRH announced better-than-expected 2020 results, with optimism further enhanced by expectations of significant U.S. infrastructure investment.

Our overweight to Health Care versus the Index, stock selection within Communication Services, and an underweight to Consumer Discretionary stocks, were relative headwinds. By country, our UK, Israeli and German holdings underperformed.

Individual detractors included Check Point Software, an Israeli cyber security firm. Despite solid quarterly earnings, management lowered earnings per share guidance for 2021. Japan's Daikin Industries, an air conditioning systems maker, announced plans that include aggressive spending and potential mergers and acquisitions (M&A). The market's reaction was mixed given Daikin's M&A record and potential spending-related margin pressure. Canadian software name Kinaxis suffered following pandemic-related delays in new business and as investor sentiment shifted from growth to value. This holding was sold during the reporting period.

While international equities lagged U.S. equities during the first half of 2021, we believe the outperformance we saw in late 2020 may return, given impressive leading indicators. We believe that Europe's greater exposure to cyclical sectors such as Financials, Industrials, Materials and Energy could also help.

We are gratified that after strong relative performance within the growth-oriented markets of the past several years, the Fund finished ahead of the Index in a market where value outperformed.

We believe our disciplined approach to valuation, particularly over the last 18 months—striving to own the right companies at the right price, by trimming high profitability growth names where we believe valuations are stretched, and recycling profits into opportunities elsewhere—protected the Fund against some of the most volatile price movements in high multiple stocks.

The businesses we prefer have attractive end markets and strong competitive positions; especially in areas where investor skepticism has created valuations offering upside potential even under conservative assumptions. We remain engaged with our companies in this period of rising cost pressures to ensure they maintain pricing power, and/or the ability to pass through cost increases. We believe these businesses should be resilient in the event of further supply shocks.

1

We retain high conviction in our tried-and-tested approach and our current portfolio companies, which on the whole have performed admirably in a challenging period. We believe stocks of companies like these will reward investors in the environment ahead.

Sincerely,

ELIAS COHEN
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

2

International Equity Portfolio

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	10 Years	Life of Fund
Class I2	01/30/2018	10.31%	35.21%	11.63%	6.54%	6.16%
Class S	04/29/2005	10.00%	34.44%	11.26%	6.36%	6.04%
MSCI EAFE® Index (Net)[1,3]		8.83%	32.35%	10.28%	5.89%	5.71%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 1.46% and 1.71% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.01% and 1.51% after expense reimbursements and/or fee waivers for Class I and Class S shares, respectively. The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

3

Endnotes

1  The date used to calculate Life of Fund performance for the index is April 29, 2005, the inception date of Class S shares, the Fund's oldest share class.

2  Performance shown prior to January 30, 2018, for Class I shares is that of Class S shares, which has higher expenses and correspondingly lower returns than Class I shares.

3  The MSCI EAFE® Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks (except the withholding taxes noted above), and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period 1/1/21 – 6/30/21		Expense Ratio
Class I	$1,000.00	$1,103.10	$5.27	(a)	1.01%
Class S	$1,000.00	$1,100.00	$7.86	(a)	1.51%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.79	$5.06	(b)	1.01%
Class S	$1,000.00	$1,017.31	$7.55	(b)	1.51%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Legend International Equity Portfolio (Unaudited) June 30, 2021

Counterparties:

SSB = State Street Bank and Trust Company

6

Schedule of Investments International Equity Portfolio^ (Unaudited) June 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 99.3%
Austria 1.4%
25,258	BAWAG Group AG	$1,344,141	(a)
Belgium 0.9%
11,055	KBC Group NV	842,874
Canada 0.9%
45,437	Softchoice Corp.	806,034	*
China 2.7%
9,583	NXP Semiconductors NV	1,971,415
20,500	Shenzhou International Group Holdings Ltd.	517,761
		2,489,176
Finland 1.3%
106,488	Nordea Bank Abp	1,185,315
France 7.0%
3,844	Air Liquide SA	673,038
5,252	Arkema SA	658,876
1,335	Kering SA	1,166,653
8,028	Pernod-Ricard SA	1,781,994
3,621	Teleperformance	1,469,700
16,331	TOTAL SE	738,852
		6,489,113
Germany 10.2%
4,263	adidas AG	1,586,718
15,825	Brenntag SE	1,471,512
2,630	Deutsche Boerse AG	459,047
14,517	Gerresheimer AG	1,605,162
21,515	QIAGEN NV	1,040,896	*
1,326	SAP SE	186,853
11,060	SAP SE ADR	1,553,488
10,920	Scout24 AG	920,890	(a)
8,625	Stabilus SA	701,067
		9,525,633
Hong Kong 3.7%
78,800	AIA Group Ltd.	979,380
351,400	HKBN Ltd.	425,429
117,800	Techtronic Industries Co. Ltd.	2,057,324
		3,462,133
India 1.6%
70,277	Infosys Ltd. ADR	1,489,170
NUMBER OF SHARES		VALUE
Ireland 5.3%
42,339	CRH PLC	$2,141,815
10,870	Kerry Group PLC Class A	1,518,336
24,175	Smurfit Kappa Group PLC	1,311,447
		4,971,598
Israel 1.7%
13,542	Check Point Software Technologies Ltd.	1,572,632	*
Italy 1.2%
49,734	Nexi SpA	1,091,574	*(a)
Japan 13.6%
24,500	Bridgestone Corp.	1,114,789	(b)
5,500	Daikin Industries Ltd.	1,024,304
4,700	Fujitsu Ltd.	879,968
9,900	Hoya Corp.	1,312,633
19,100	Otsuka Corp.	1,002,322
105,600	Sanwa Holdings Corp.	1,296,534
15,100	SCSK Corp.	899,788
7,300	Sony Group Corp.	710,649
37,300	Subaru Corp.	735,793
36,900	TechnoPro Holdings, Inc.	872,885
24,000	Terumo Corp.	972,573
18,600	Tokio Marine Holdings, Inc.	855,203
11,900	Toyota Motor Corp.	1,040,092
		12,717,533
Netherlands 6.8%
16,576	AerCap Holdings NV	848,857	*
1,441	ASML Holding NV	990,001
16,349	Heineken NV	1,981,232	(b)
27,781	Intertrust NV	500,049	*(a)
3,818	Koninklijke DSM NV	712,580
27,382	Koninklijke Philips NV	1,356,847
		6,389,566
Norway 1.3%
182,066	Elopak ASA	570,929	*
54,713	Sbanken ASA	681,200	(a)
		1,252,129
Singapore 1.0%
43,443	DBS Group Holdings Ltd.	963,067
Sweden 2.4%
53,049	Assa Abloy AB Class B	1,598,022
6,837	Autoliv, Inc.	668,385
		2,266,407

See Notes to Financial Statements

7

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Switzerland 11.3%
10,459	Julius Baer Group Ltd.	$682,534
1,465	Lonza Group AG	1,038,365
13,231	Novartis AG	1,205,769
609	Partners Group Holding AG	922,468
4,825	Roche Holding AG	1,817,621
257	SGS SA	792,735
46,211	SIG Combibloc Group AG	1,255,601
3,219	Sonova Holding AG	1,210,713
978	Tecan Group AG	484,534
74,165	UBS Group AG	1,135,019
		10,545,359
United Kingdom 20.1%
47,338	Barratt Developments PLC	455,235
62,587	Bunzl PLC	2,068,315
69,836	Clinigen Group PLC	597,980
19,857	DCC PLC	1,625,567
24,089	Diageo PLC	1,153,285
63,895	Electrocomponents PLC	909,491
26,056	Fevertree Drinks PLC	927,393
148,868	Ibstock PLC	439,453	(a)
11,514	London Stock Exchange Group PLC	1,269,407
64,837	Prudential PLC	1,231,879
16,188	Reckitt Benckiser Group PLC	1,432,471
59,351	RELX PLC	1,575,504
47,203	Rightmove PLC	424,032
28,547	Savills PLC	454,124
52,810	Smith & Nephew PLC	1,141,439
52,973	St. James's Place PLC	1,082,309
22,381	Unilever PLC	1,310,062
27,009	Weir Group PLC	691,562	*
		18,789,508
NUMBER OF SHARES		VALUE
United States 4.9%
4,837	Aon PLC Class A	$1,154,882
14,565	Ferguson PLC	2,024,850
8,715	Schneider Electric SE	1,371,090
		4,550,822
	Total Common Stocks (Cost $67,898,450)	92,743,784
Short-Term Investments 3.1%
Investment Companies 3.1%
195,217	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(c)	195,217
2,648,358	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(c)	2,648,358	(d)
	Total Short-Term Investments (Cost $2,843,575)	2,843,575
	Total Investments 102.4% (Cost $70,742,025)	95,587,359
	Liabilities Less Other Assets (2.4)%	(2,208,267)
	Net Assets 100.0%	$93,379,092

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at June 30, 2021 amounted to $4,977,307, which represents 5.3% of net assets of the Fund.

(b)  All or a portion of this security is on loan at June 30, 2021. Total value of all such securities at June 30, 2021 amounted to $2,501,329 for the Fund (see Note A of Notes to Financial Statements).

(c)  Represents 7-day effective yield as of June 30, 2021.

(d)  Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

8

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Trading Companies & Distributors	$7,323,025	7.9%
Health Care Equipment & Supplies	5,994,205	6.4%
Beverages	5,843,904	6.3%
Capital Markets	5,550,784	5.9%
IT Services	5,362,822	5.7%
Professional Services	5,210,873	5.6%
Banks	5,016,597	5.4%
Life Sciences Tools & Services	4,766,937	5.1%
Insurance	4,221,344	4.5%
Building Products	3,918,860	4.2%
Machinery	3,449,953	3.7%
Software	3,312,973	3.5%
Textiles, Apparel & Luxury Goods	3,271,132	3.5%
Containers & Packaging	3,137,977	3.4%
Pharmaceuticals	3,023,390	3.2%
Semiconductors & Semiconductor Equipment	2,961,416	3.2%
Construction Materials	2,581,268	2.8%
Chemicals	2,044,494	2.2%
Auto Components	1,783,174	1.9%
Automobiles	1,775,885	1.9%
Industrial Conglomerates	1,625,567	1.7%
Food Products	1,518,336	1.6%
Household Products	1,432,471	1.5%
Electrical Equipment	1,371,090	1.5%
Interactive Media & Services	1,344,922	1.4%
Personal Products	1,310,062	1.4%
Household Durables	1,165,884	1.2%
Computers	806,034	0.9%
Oil, Gas & Consumable Fuels	738,852	0.8%
Real Estate Management & Development	454,124	0.5%
Diversified Telecommunication Services	425,429	0.5%
Short-Term Investments and Other Liabilities—Net	635,308	0.7%
	$93,379,092	100.0%

See Notes to Financial Statements

9

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$92,743,784	$—	$—	$92,743,784
Short-Term Investments	—	2,843,575	—	2,843,575
Total Investments	$92,743,784	$2,843,575	$—	$95,587,359

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

10

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$95,587,359
Foreign currency(b)	686,586
Dividends and interest receivable	306,002
Receivable for securities sold	163,064
Receivable from Management—net (Note B)	444
Receivable for securities lending income (Note A)	3,458
Prepaid expenses and other assets	2,013
Total Assets	96,748,926
Liabilities
Payable to investment manager (Note B)	66,299
Payable for securities purchased	592,499
Payable for Fund shares redeemed	12,435
Payable to trustees	12,423
Payable for loaned securities collateral (Note A)	2,648,358
Other accrued expenses and payables	37,820
Total Liabilities	3,369,834
Net Assets	$93,379,092
Net Assets consist of:
Paid-in capital	$60,388,129
Total distributable earnings/(losses)	32,990,963
Net Assets	$93,379,092
Net Assets
Class I	$76,074,887
Class S	17,304,205
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,707,107
Class S	1,069,983
Net Asset Value, offering and redemption price per share
Class I	$16.16
Class S	16.17
†Securities on loan, at value:
Unaffiliated issuers	$2,501,329
*Cost of Investments:
(a) Unaffiliated Issuers	$70,742,025
(b) Total cost of foreign currency	$689,788

See Notes to Financial Statements

11

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,143,620
Interest and other income—unaffiliated issuers	2,044
Income from securities loaned—net	7,970
Foreign taxes withheld	(86,618)
Total income	$1,067,016
Expenses:
Investment management fees (Note B)	383,098
Administration fees (Note B):
Class I	110,089
Class S	25,123
Distribution fees (Note B):
Class S	20,936
Shareholder servicing agent fees:
Class I	194
Class S	987
Audit fees	20,055
Custodian and accounting fees	38,729
Insurance	1,274
Legal fees	9,500
Shareholder reports	9,779
Trustees' fees and expenses	25,226
Interest	1,188
Miscellaneous	7,354
Total expenses	653,532
Expenses reimbursed by Management (Note B)	(158,604)
Total net expenses	494,928
Net investment income/(loss)	$572,088
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	6,500,933
Settlement of foreign currency transactions	3,466
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,812,579
Foreign currency translations	(10,948)
Net gain/(loss) on investments	8,306,030
Net increase/(decrease) in net assets resulting from operations	$8,878,118

See Notes to Financial Statements

12

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$572,088	$347,238
Net realized gain/(loss) on investments	6,504,399	776,209
Net increase from payments by affiliates (Note B)	—	37,878
Change in net unrealized appreciation/(depreciation) of investments	1,801,631	8,141,947
Net increase/(decrease) in net assets resulting from operations	8,878,118	9,303,272
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(3,802,291)
Class S	—	(819,339)
Total distributions to shareholders	—	(4,621,630)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	11,686	1,292,000
Class S	674,524	946,058
Proceeds from reinvestment of dividends and distributions:
Class I	—	3,802,291
Class S	—	819,339
Payments for shares redeemed:
Class I	(2,438,117)	(3,556,277)
Class S	(1,281,779)	(2,880,224)
Net increase/(decrease) from Fund share transactions	(3,033,686)	423,187
Net Increase/(Decrease) in Net Assets	5,844,432	5,104,829
Net Assets:
Beginning of period	87,534,660	82,429,831
End of period	$93,379,092	$87,534,660

See Notes to Financial Statements

13

Notes to Financial Statements International Equity Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP")

14

provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of

15

exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2021, was $504,415.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021 was $70,856,462. The estimated gross unrealized appreciation was $25,255,380 and estimated gross unrealized depreciation was $524,483 resulting in net unrealized appreciation in value of investments of $24,730,897 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2020, the Fund recorded permanent reclassifications primarily related to prior period adjustments.

Paid-in Capital	Total Distributable Earnings/(Losses)
$3	$(3)

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2020	2019	2020	2019	2020	2019
$852,050	$619,365	$3,769,580	$3,188,601	$4,621,630	$3,807,966

16

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$352,968	$826,530	$22,933,347	$—	$—	$24,112,845

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the

17

new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2021, the Fund had outstanding loans of securities to certain approved brokers, with a value of $2,501,329, for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a) Common Stocks	$2,648,358	$—	$—	$—	$2,648,358

(a)  Amounts represent the payable for loaned securities collateral received.

The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2021.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$2,501,329	$—	$2,501,329
Total	$2,501,329	$—	$2,501,329

  Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
SSB	$2,501,329	$—	$(2,501,329)	$—
Total	$2,501,329	$—	$(2,501,329)	$—

(a)  Collateral received is limited to an amount not to exceed 100% of the net amount of assets in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2021, in the event of a counterparty failure.

18

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, there was no repayment to NBIA under these agreements.

19

At June 30, 2021, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2018	2019	2020	2021
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2021	2022	2023	2024
Class I	1.00%	12/31/24	$262,560 (b)	$281,611	$269,970	$145,413
Class S	1.50%	12/31/24	52,969	34,567	28,846	13,191

(a)  Expense limitation per annum of the Fund's average daily net assets.

(b)  Period from January 30, 2018 (Commencement of Operations) to December 31, 2018.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities of $13,120,956 and $13,877,423, respectively.

During the six months ended June 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020, was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	793	—	(155,860)	(155,067)	87,832	287,399	(300,412)	74,819
Class S	44,148	—	(82,850)	(38,702)	73,576	61,651	(221,681)	(86,454)

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Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

21

Financial Highlights

International Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,				Year Ended December 31,	Period from January 30, 2018(a) to December 31,
	2021		2020		2019	2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.65		$13.77		$11.30	$14.42
Income From Investment Operations:
Net Investment Income/(Loss)@	0.10		0.07		0.13	0.13
Net Gains or (Losses) on Securities (both realized and unrealized)	1.41		1.65		3.01	(3.18)
Total From Investment Operations	1.51		1.72		3.14	(3.05)
Less Distributions From:
Net Investment Income	—		(0.14)		(0.12)	(0.07)
Net Realized Capital Gains	—		(0.70)		(0.55)	—
Total Distributions	—		(0.84)		(0.67)	(0.07)
Voluntary Contribution from Management	—		0.01		—	—
Net Asset Value, End of Period	$16.16		$14.65		$13.77	$11.30
Total Return†	10.31	%*^	13.14	%^(b)	28.35%^	(21.20	)%*
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$76.1		$71.2		$65.9	$53.6
Ratio of Gross Expenses to Average Net Assets#	1.40	%**	1.45%		1.47%	1.49	%**
Ratio of Net Expenses to Average Net Assets	1.01	%**	1.00%		1.00%	1.01	%**
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.36	%**	0.56%		1.00%	1.12	%**
Portfolio Turnover Rate	15	%*	31%		26%	31	%^^*

See Notes to Financial Highlights

22

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$14.70		$13.81		$11.30	$13.63	$10.82	$11.15
Income From Investment Operations:
Net Investment Income/(Loss)@	0.07		0.01		0.06	0.02	0.05	0.08
Net Gains or (Losses) on Securities (both realized and unrealized)	1.40		1.65		3.02	(2.33)	2.84	(0.28)
Total From Investment Operations	1.47		1.66		3.08	(2.31)	2.89	(0.20)
Less Distributions From:
Net Investment Income	—		(0.07)		(0.02)	(0.02)	(0.08)	(0.07)
Net Realized Capital Gains	—		(0.70)		(0.55)	—	—	(0.06)
Total Distributions	—		(0.77)		(0.57)	(0.02)	(0.08)	(0.13)
Voluntary Contribution from Management	—		0.01		—	—	—	—
Net Asset Value, End of Period	$16.17		$14.70		$13.81	$11.30	$13.63	$10.82
Total Return†	10.00	%*^	12.57	%^(b)	27.69%^	(16.95)%	26.76%	(1.82)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$17.3		$16.3		$16.5	$15.2	$83.6	$74.8
Ratio of Gross Expenses to Average Net Assets#	1.66	%**	1.70%		1.72%	1.73%	1.74%	1.78%
Ratio of Net Expenses to Average Net Assets	1.51	%**	1.50%		1.50%	1.51%	1.50%	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.86	%**	0.06%		0.51%	0.13%	0.42%	0.76%
Portfolio Turnover Rate	15	%*	31%		26%	31%	23%	28%

See Notes to Financial Highlights

23

Notes to Financial Highlights International Equity Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

(a)  The date investment operations commenced.

(b)  Had the Fund not received the voluntary contribution listed in Note B of the Notes to Financial Statements, the total return based on per share NAV for the year ended December 31, 2020, would have been:

Year Ended December 31, 2020
Class I	13.06%
Class S	12.50%

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  Had the Fund not received the class action proceeds listed in Note A of the Notes to Financial Statements, total return based on per share NAV for the six months ended June 30, 2021 would have been 9.69% and 9.39% for Class I and Class S shares, respectively. The class action proceeds received in 2020 had no impact on the Fund's total return for the year ended December 31, 2020. Had the Fund not received class action proceeds in 2019, total return based on per share NAV for the year ended December 31, 2019 would have been:

Year Ended December 31, 2019
Class I	28.07%
Class S	27.41%

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Not Annualized.

**  Annualized.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018 for Class I.

24

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

25

Neuberger Berman
Advisers Management Trust

Mid Cap Growth Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2021

B0736 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Growth Portfolio Commentary

The Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class I generated a total return of 10.35% for the six-month period ended June 30, 2021 (the reporting period), trailing its benchmark, the Russell Midcap® Growth Index (the Index), which returned 10.44% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The first half of 2021 was largely defined by resurgent economic development and the inflationary and interest rate worries stoked by the sharp reacceleration of growth, which ultimately triggered a rapid jump in the yield on the 10-year U.S. Treasury Note. While an upward trend in rates was not unexpected, we believe the velocity of that move fueled a broad and forceful rotation away from higher expectation growth stocks, previous COVID "winners" and secular themes, shifting market sentiment towards more value-style investments and reopening cyclicality. Later in the reporting period, as the yield on the 10-year Treasury retreated and eventually found an equilibrium, sentiment again shifted as investors returned to growth, especially within Information Technology (IT) and Health Care, creating a more balanced environment between secular and cyclical opportunities to close out the reporting period.

During the reporting period, strong stock selection within Financials, IT and Industrials wasn't entirely able to offset weakness within Health Care and the negative impact of our underweight allocations to Real Estate and Energy. At the industry level, positive trends around rates, deposits and loan growth translated to strong fundamentals for Banks and that segment being the leading contributor to performance, while stock specific issues and the broader rotation away from higher risk/reward investments resulted in our Biotechnology allocation being the leading detractor to performance. Drilling down to our holdings, Generac Holdings, which designs, manufactures and markets power generation equipment and other power products, was the leading contributor as continued environmental challenges, such as the fires in California and the devastating cold snap in Texas, spurred demand for both new sales and system upgrades, while RingCentral, Inc., which provides cloud-based unified communication and collaboration solutions to support an increasingly mobile and distributed workforce, fell victim to the rate-driven rotation out of high expectation growth stocks, that proved especially harsh towards technology-based businesses and perceived COVID beneficiaries, and became the top detractor. Given that our investment thesis for RingCentral remains intact, we remain strong holders despite the recent volatility.

Looking ahead, we believe worries of an over-heating economy will fade as growth normalizes and stimulus efforts wind down, and that the U.S. Federal Reserve Board's inflation objectives and current approach to interest rates will ultimately be a positive for our style of investing. We remain cautiously optimistic that the second half of 2021 will continue to be a positive environment for equities, even if the market vacillates between embracing growth- and value-style sentiment and opportunities. We also see the potential for more of a bottom-up stock-pickers market, with an opportunity for underlying fundamentals to be a differentiator for both higher expectation secular growth trends, as more selective buyers gauge opportunities following the recent valuation reset, and reopening cyclicality plays, where companies will need to transition from delivering "less bad" to positive metrics that begin to exceed increasing expectations. Regardless of how the balance of the year ultimately unfolds, our goal will be to develop and maintain an effective portfolio balance between secular and cyclical exposure, with a focus on identifying business models with long-term sustainability, highlighted by intriguing and underappreciated catalysts, expanding addressable markets, compelling top- and bottom-line fundamentals and balance sheet strength.

Sincerely,

KENNETH J. TUREK
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Growth Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	5.5%
Consumer Discretionary	15.4
Consumer Staples	2.9
Financials	4.5
Health Care	17.5
Industrials	16.5
Information Technology	36.5
Materials	0.8
Short-Term Investments	0.4
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	10 Years	Life of Fund
Class I	11/03/1997	10.35%	44.93%	20.77%	14.09%	10.91%
Class S2	02/18/2003	10.23%	44.63%	20.44%	13.79%	10.69%
Russell Midcap® Growth Index[1,3]		10.44%	43.77%	20.52%	15.13%	10.13%
Russell Midcap® Index[1,3]		16.25%	49.80%	15.62%	13.24%	10.43%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/ performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 0.91% and 1.17% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.11% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to February 18, 2003 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Growth Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP GROWTH PORTFOLIO

Actual	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period 1/1/21 – 6/30/21		Expense Ratio
Class I	$1,000.00	$1,103.50	$4.69	(a)	0.90%
Class S	$1,000.00	$1,102.30	$5.73	(a)	1.10%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.33	$4.51	(b)	0.90%
Class S	$1,000.00	$1,019.34	$5.51	(b)	1.10%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) June 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 99.6%
Aerospace & Defense 3.2%
34,400	Axon Enterprise, Inc.	$6,081,920	*
44,300	HEICO Corp.	6,176,306
20,000	Teledyne Technologies, Inc.	8,376,600	*
		20,634,826
Airlines 0.7%
25,000	Allegiant Travel Co.	4,850,000	*
Auto Components 1.5%
39,300	Aptiv PLC	6,183,069	*
32,500	Visteon Corp.	3,930,550	*
		10,113,619
Banks 3.9%
40,000	Pinnacle Financial Partners, Inc.	3,531,600
43,000	Signature Bank	10,562,950
20,000	SVB Financial Group	11,128,600	*
		25,223,150
Beverages 1.0%
6,400	Boston Beer Co., Inc. Class A	6,533,120	*
Biotechnology 3.4%
72,500	Exact Sciences Corp.	9,012,475	*
40,000	Fate Therapeutics, Inc.	3,471,600	*
102,800	Horizon Therapeutics PLC	9,626,192	*
		22,110,267
Building Products 0.6%
40,000	Fortune Brands Home & Security, Inc.	3,984,400
Capital Markets 0.6%
8,900	MarketAxess Holdings, Inc.	4,125,951
Commercial Services & Supplies 3.1%
29,500	Cintas Corp.	11,269,000
75,000	Waste Connections, Inc.	8,957,250
		20,226,250
Containers & Packaging 0.8%
63,900	Ball Corp.	5,177,178
Diversified Consumer Services 0.8%
66,400	Chegg, Inc.	5,518,504	*
NUMBER OF SHARES		VALUE
Electrical Equipment 3.3%
66,400	AMETEK, Inc.	$8,864,400
30,000	Generac Holdings, Inc.	12,454,500	*
		21,318,900
Electronic Equipment, Instruments & Components 3.5%
68,800	Amphenol Corp. Class A	4,706,608
44,300	CDW Corp.	7,736,995
19,700	Zebra Technologies Corp. Class A	10,430,953	*
		22,874,556
Entertainment 1.9%
150,000	Lions Gate Entertainment Corp. Class A	3,105,000	*
20,000	Roku, Inc.	9,185,000	*
		12,290,000
Food & Staples Retailing 1.1%
152,400	BJ's Wholesale Club Holdings, Inc.	7,251,192	*
Health Care Equipment & Supplies 8.1%
10,500	Align Technology, Inc.	6,415,500	*
18,700	IDEXX Laboratories, Inc.	11,809,985	*
34,400	Insulet Corp.	9,443,144	*
14,800	Masimo Corp.	3,588,260	*
26,500	Penumbra, Inc.	7,262,590	*
21,100	Teleflex, Inc.	8,477,769
35,000	Zimmer Biomet Holdings, Inc.	5,628,700
		52,625,948
Health Care Providers & Services 0.6%
49,200	Encompass Health Corp.	3,839,076
Health Care Technology 1.2%
25,000	Veeva Systems, Inc. Class A	7,773,750	*
Hotels, Restaurants & Leisure 3.8%
4,900	Chipotle Mexican Grill, Inc.	7,596,666	*
50,000	Darden Restaurants, Inc.	7,299,500
110,000	DraftKings, Inc. Class A	5,738,700	*
25,000	Expedia Group, Inc.	4,092,750	*
		24,727,616
Household Products 0.8%
63,900	Church & Dwight Co., Inc.	5,445,558

See Notes to Financial Statements

5

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Interactive Media & Services 3.6%
32,000	IAC/InterActiveCorp.	$4,933,440	*
25,000	Match Group, Inc.	4,031,250	*
137,500	Pinterest, Inc. Class A	10,855,625	*
75,000	Vimeo, Inc.	3,675,000	*
		23,495,315
IT Services 7.1%
22,500	EPAM Systems, Inc.	11,496,600	*
17,500	MongoDB, Inc.	6,326,600	*
35,000	Okta, Inc.	8,563,800	*
17,500	Twilio, Inc. Class A	6,897,800	*
40,000	WEX, Inc.	7,756,000	*
17,500	Wix.com Ltd.	5,079,900	*
		46,120,700
Leisure Products 0.9%
45,000	Polaris, Inc.	6,163,200
Life Sciences Tools & Services 3.4%
293,000	Avantor, Inc.	10,404,430	*
18,606	Bio-Rad Laboratories, Inc. Class A	11,987,660	*
		22,392,090
Machinery 1.3%
39,300	IDEX Corp.	8,647,965
Multiline Retail 0.6%
45,000	Ollie's Bargain Outlet Holdings, Inc.	3,785,850	*
Pharmaceuticals 0.9%
54,100	Catalent, Inc.	5,849,292	*
Professional Services 1.4%
110,000	CoStar Group, Inc.	9,110,200	*
Road & Rail 1.2%
32,000	Old Dominion Freight Line, Inc.	8,121,600
Semiconductors & Semiconductor Equipment 10.0%
37,500	Enphase Energy, Inc.	6,886,125	*
92,500	Entegris, Inc.	11,374,725
31,500	KLA Corp.	10,212,615
125,000	Marvell Technology, Inc.	7,291,250
32,500	Monolithic Power Systems, Inc.	12,137,125
235,000	ON Semiconductor Corp.	8,995,800	*
65,000	Teradyne, Inc.	8,707,400
		65,605,040
NUMBER OF SHARES		VALUE
Software 15.9%
47,500	Avalara, Inc.	$7,685,500	*
55,000	Cloudflare, Inc. Class A	5,821,200	*
12,664	Coupa Software, Inc.	3,319,361	*
30,000	Crowdstrike Holdings, Inc. Class A	7,539,300	*
40,000	DocuSign, Inc.	11,182,800	*
35,000	Five9, Inc.	6,418,650	*
20,000	HubSpot, Inc.	11,654,400	*
72,500	Manhattan Associates, Inc.	10,500,900	*
35,000	Paylocity Holding Corp.	6,678,000	*
54,100	Q2 Holdings, Inc.	5,549,578	*
40,000	RingCentral, Inc. Class A	11,623,200	*
125,000	Trade Desk, Inc. Class A	9,670,000	*
27,500	Zscaler, Inc.	5,941,650	*
		103,584,539
Specialty Retail 7.7%
34,400	Best Buy Co., Inc.	3,955,312
36,900	Burlington Stores, Inc.	11,881,431	*
54,100	CarMax, Inc.	6,987,015	*
75,000	Dick's Sporting Goods, Inc.	7,514,250
44,300	Five Below, Inc.	8,561,861	*
51,087	Foot Locker, Inc.	3,148,492
14,800	O'Reilly Automotive, Inc.	8,379,908	*
		50,428,269
Trading Companies & Distributors 1.7%
34,400	United Rentals, Inc.	10,973,944	*
	Total Common Stocks (Cost $386,751,551)	650,921,865
Short-Term Investments 0.4%
Investment Companies 0.4%
2,418,554	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $2,418,554)	2,418,554
	Total Investments 100.0% (Cost $389,170,105)	653,340,419
	Other Assets Less Liabilities 0.0%(b)	146,456
	Net Assets 100.0%	$653,486,875

*  Non-income producing security.

(a)  Represents 7-day effective yield as of June 30, 2021.

(b)  Represents less than 0.05% of net assets of the Fund.

See Notes to Financial Statements

6

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$650,921,865	$—	$—	$650,921,865
Short-Term Investments	—	2,418,554	—	2,418,554
Total Investments	$650,921,865	$2,418,554	$—	$653,340,419

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

7

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$653,340,419
Dividends and interest receivable	79,829
Receivable for securities sold	460,204
Receivable for Fund shares sold	283,060
Receivable for securities lending income (Note A)	704
Prepaid expenses and other assets	20,672
Total Assets	654,184,888
Liabilities
Payable to investment manager (Note B)	273,474
Payable for Fund shares redeemed	117,725
Payable to administrator—net (Note B)	240,080
Payable to trustees	12,403
Other accrued expenses and payables	54,331
Total Liabilities	698,013
Net Assets	$653,486,875
Net Assets consist of:
Paid-in capital	$268,498,944
Total distributable earnings/(losses)	384,987,931
Net Assets	$653,486,875
Net Assets
Class I	$151,410,390
Class S	502,076,485
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	3,447,340
Class S	12,630,618
Net Asset Value, offering and redemption price per share
Class I	$43.92
Class S	39.75
*Cost of Investments:
(a) Unaffiliated Issuers	$389,170,105

See Notes to Financial Statements

8

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$732,519
Interest and other income—unaffiliated issuers	1,302
Income from securities loaned-net	1,905
Foreign taxes withheld	(4,273)
Total income	$731,453
Expenses:
Investment management fees (Note B)	1,638,633
Administration fees (Note B):
Class I	215,628
Class S	711,764
Distribution fees (Note B):
Class S	593,137
Shareholder servicing agent fees:
Class I	5,278
Class S	3,690
Audit fees	20,055
Custodian and accounting fees	41,106
Insurance	8,267
Legal fees	67,555
Shareholder reports	11,874
Trustees' fees and expenses	25,226
Interest	2,990
Miscellaneous	15,274
Total expenses	3,360,477
Expenses reimbursed by Management (Note B)	(95,692)
Total net expenses	3,264,785
Net investment income/(loss)	$(2,533,332)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	48,260,827
Settlement of foreign currency transactions	(10)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	15,500,333
Net gain/(loss) on investments	63,761,150
Net increase/(decrease) in net assets resulting from operations	$61,227,818

See Notes to Financial Statements

9

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(2,533,332)	$(3,491,631)
Net realized gain/(loss) on investments	48,260,817	78,554,300
Change in net unrealized appreciation/(depreciation) of investments	15,500,333	102,197,342
Net increase/(decrease) in net assets resulting from operations	61,227,818	177,260,011
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(5,782,156)
Class S	—	(21,091,814)
Total distributions to shareholders	—	(26,873,970)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	8,899,197	16,001,264
Class S	15,637,454	10,204,641
Proceeds from reinvestment of dividends and distributions:
Class I	—	5,782,156
Class S	—	21,091,814
Payments for shares redeemed:
Class I	(11,130,861)	(32,484,568)
Class S	(19,714,619)	(67,867,539)
Net increase/(decrease) from Fund share transactions	(6,308,829)	(47,272,232)
Net Increase/(Decrease) in Net Assets	54,918,989	103,113,809
Net Assets:
Beginning of period	598,567,886	495,454,077
End of period	$653,486,875	$598,567,886

See Notes to Financial Statements

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Notes to Financial Statements Mid Cap Growth Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP")

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provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2021, was $2,232.

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5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021 was $389,189,966. The estimated gross unrealized appreciation was $266,015,651 and estimated gross unrealized depreciation was $1,865,198 resulting in net unrealized appreciation in value of investments of $264,150,453 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2020, the Fund recorded permanent reclassifications related to prior year true up adjustments:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(37,500)	$37,500

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2020	2019	2020	2019	2020	2019
$—	$—	$26,873,970	$35,014,129	$26,873,970	$35,014,129

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,246,637	$73,863,356	$248,650,120	$—	$—	$323,760,113

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

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7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between

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a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As June 30, 2021, the Fund did not have any outstanding loans of securities.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does

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not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, there was no repayment to NBIA under these agreements.

At June 30, 2021, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2018	2019	2020	2021
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2021	2022	2023	2024
Class I	1.00%	12/31/24	$—	$—	$—	$—
Class S	1.10%	12/31/24	253,455	240,462	214,503	95,692

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities of $137,487,681 and $138,330,001, respectively.

During the six months ended June 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

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Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020, was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	213,523	—	(268,610)	(55,087)	501,565	160,437	(1,003,283)	(341,281)
Class S	415,086	—	(519,230)	(104,144)	361,450	645,602	(2,312,974)	(1,305,922)

Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

Mid Cap Growth Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$39.80		$29.76	$24.09	$27.79	$22.61		$22.73
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.14)		(0.17)	(0.09)	(0.07)	0.01		(0.08)
Net Gains or (Losses) on Securities (both realized and unrealized)	4.26		11.89	7.86	(1.48)	5.68		1.04
Total From Investment Operations	4.12		11.72	7.77	(1.55)	5.69		0.96
Less Distributions From:
Net Realized Capital Gains	—		(1.68)	(2.10)	(2.15)	(0.51)		(1.08)
Net Asset Value, End of Period	$43.92		$39.80	$29.76	$24.09	$27.79		$22.61
Total Return†	10.35	%^*	39.98%	32.75%^	(6.40)%^	25.29	%^‡	4.40%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$151.4		$139.4	$114.4	$93.2	$106.4		$85.8
Ratio of Gross Expenses to Average Net Assets#	0.90	%**	0.91%	0.92%	0.93%	0.94%		0.99%
Ratio of Net Expenses to Average Net Assets	0.90	%**	0.91%	0.92%	0.93%	0.65	%ß	0.99%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.66	)%**	(0.54)%	(0.32)%	(0.25)%	0.04	%ß	(0.35)%
Portfolio Turnover Rate	22	%*	54%	47%	50%	57%		54%

See Notes to Financial Highlights

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Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$36.06		$27.14	$22.16	$25.77	$21.12		$21.35
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.16)		(0.22)	(0.13)	(0.11)	(0.12)		(0.12)
Net Gains or (Losses) on Securities (both realized and unrealized)	3.85		10.82	7.21	(1.35)	5.28		0.97
Total From Investment Operations	3.69		10.60	7.08	(1.46)	5.16		0.85
Less Distributions From:
Net Realized Capital Gains	—		(1.68)	(2.10)	(2.15)	(0.51)		(1.08)
Net Asset Value, End of Period	$39.75		$36.06	$27.14	$22.16	$25.77		$21.12
Total Return†	10.23	%^*	39.71%	32.48%^	(6.56)%^	24.56	%^‡	4.16%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$502.1		$459.2	$381.1	$299.4	$317.7		$244.4
Ratio of Gross Expenses to Average Net Assets#	1.14	%**	1.16%	1.17%	1.18%	1.19%		1.24%
Ratio of Net Expenses to Average Net Assets	1.10	%**	1.10%	1.10%	1.10%	1.18	%ß	1.24%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.87	)%**	(0.74)%	(0.50)%	(0.42)%	(0.52	)%ß	(0.59)%
Portfolio Turnover Rate	22	%*	54%	47%	50%	57%		54%

See Notes to Financial Highlights

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Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2021. The class action proceeds received in 2019, 2018 and 2017 had no impact on the Fund's total returns for the years ended December 31, 2019, 2018 and 2017, respectively. Had the Fund not received class action proceeds in 2016, total return based on per share NAV for the year ended December 31, 2016 would have been:

Year Ended December 31, 2016
Class I	4.35%
Class S	4.11%

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on Class S's total return for the year ended December 31, 2017. Had the Fund not received the custodian expenses refund, the total return based on per share NAV for the year ended December 31, 2017 for Class I would have been 24.93%.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I. Management did not reimburse or waive fees during fiscal period ended December 31, 2016 for Class S.

20

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited) (cont'd)

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	(0.29)%
Class S	1.18%	(0.53)%

*  Not Annualized.

**  Annualized.

21

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

22

Neuberger Berman
Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2021

C0244 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Intrinsic Value Portfolio Commentary

For the six months ended June 30, 2021 (the reporting period), the Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I generated a total return of 26.17%, outperforming the Russell Midcap® Value Index (the Index), which gained 19.45% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

In order to more effectively respond to the challenges of the current market environment and with an eye toward improving performance, the Fund's individual research analysts were added as named portfolio managers to the Fund on May 1, 2021 and given responsibility for implementing buy and sell decisions for stocks in their respective sectors under the oversight of senior portfolio managers, Benjamin Nahum (who was named a portfolio manager on May 1, 2021), and Michael Greene. As such, during the second quarter we repositioned the portfolio rotating out of in-favor and highly valued successful growth investments to what we believe are more out-of-favor companies and sectors. Nearly 30% of the portfolio has been repositioned, and while still early on, our attribution analysis suggests that these moves have added to performance.

Last year's pandemic created one of the deepest, yet shortest recessions in economic history. Currently, we seem to be in recovery mode, fueled by extremely aggressive monetary and fiscal policy, significant progress controlling COVID-19, and historically high consumer savings rates. The U.S. Federal Reserve Board has committed to continue with its current policy assuming unemployment remains above 4% and inflation remains below 2%. As a result, we believe we are likely to see a sharp, "V-shaped" economic recovery, with many economists predicting GDP growth at or above 8% during the second half of 2021. We believe this projected economic boom should translate into strong earnings growth in the more cyclical parts of the economy and coupled with attractive valuations will, in our opinion, continue to favor our style of value investing.

For the reporting period, the Fund benefitted most from our Consumer Discretionary names as the economy reopened and the retail, travel and entertainment sectors rebounded. Many of our Information Technology companies also generated strong returns. On the negative side, our underweight versus the Index and stock selection in the Financials sector detracted from relative performance. Strategic event activity for the first half has been robust. In total, seven portfolio companies have merged, been acquired, divested significant assets or made synergistic acquisitions. Further, some of our portfolio holdings have benefitted from activist interest. We anticipate merger and acquisition and activist activity to continue to be robust in the second half of the year.

In short, we are thrilled with performance. A year ago, we would have been hard-pressed to entertain the possibility of stocks recovering to all-time highs. While we couldn't be happier, we remain mindful of the potential for unexpected events that could drive markets lower. We need to be clear-headed about valuation, prepared for drawdowns, and optimistic that we can overcome challenges that may arise.

We thank you for your investment in our strategy and look forward to our next communication.

Sincerely,

MICHAEL C. GREENE, BENJAMIN H. NAHUM, JAMES F. MCAREE, AMIT SOLOMON AND RAND W. GESING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Intrinsic Value Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	3.3%
Consumer Discretionary	13.4
Consumer Staples	7.3
Energy	8.0
Financials	12.0
Health Care	8.1
Industrials	16.4
Information Technology	13.2
Materials	3.2
Real Estate	2.7
Utilities	8.0
Short-Term Investments	4.4
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	10 Years	Life of Fund
Class I	08/22/2001	26.17%	62.83%	9.40%	9.17%	8.29%
Class S2	04/29/2005	26.08%	62.53%	9.14%	8.92%	8.10%
Russell Midcap® Value Index[1,3]		19.45%	53.06%	11.79%	11.75%	10.20%
Russell Midcap® Index[1,3]		16.25%	49.80%	15.62%	13.24%	10.80%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/ or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/ or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 1.04% and 1.29% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.26% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO

Actual	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period 1/1/21 – 6/30/21		Expense Ratio
Class I	$1,000.00	$1,261.70	$5.61	(a)	1.00%
Class S	$1,000.00	$1,260.80	$7.01	(a)	1.25%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.84	$5.01	(b)	1.00%
Class S	$1,000.00	$1,018.60	$6.26	(b)	1.25%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) June 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 95.8%
Aerospace & Defense 3.0%
25,075	General Dynamics Corp.	$4,720,619
Auto Components 2.9%
29,008	Aptiv PLC	4,563,829	*
Banks 9.6%
67,842	BankUnited, Inc.	2,896,175
41,357	Comerica, Inc.	2,950,408
130,106	First Horizon Corp.	2,248,232
185,966	Huntington Bancshares, Inc.	2,653,735
14,666	M&T Bank Corp.	2,131,116
37,987	Truist Financial Corp.	2,108,279
		14,987,945
Beverages 2.5%
73,500	Molson Coors Brewing Co. Class B	3,946,215	*
Biotechnology 3.4%
24,298	Alexion Pharmaceuticals, Inc.	4,463,786	*
12,649	Emergent BioSolutions, Inc.	796,760	*
		5,260,546
Building Products 3.6%
15,320	Fortune Brands Home & Security, Inc.	1,526,025
59,780	Johnson Controls International PLC	4,102,702
		5,628,727
Chemicals 1.4%
25,118	Ashland Global Holdings, Inc.	2,197,825
Commercial Services & Supplies 2.3%
113,900	KAR Auction Services, Inc.	1,998,945	*
21,978	Stericycle, Inc.	1,572,526	*
		3,571,471
Communications Equipment 3.2%
42,100	Ciena Corp.	2,395,069	*
12,200	Motorola Solutions, Inc.	2,645,570
		5,040,639
Containers & Packaging 1.2%
32,800	Sealed Air Corp.	1,943,400
NUMBER OF SHARES		VALUE
Electric Utilities 3.0%
59,100	Evergy, Inc.	$3,571,413
32,100	OGE Energy Corp.	1,080,165
		4,651,578
Electronic Equipment, Instruments & Components 2.9%
15,611	CDW Corp.	2,726,461
11,664	II-VI, Inc.	846,690	*
9,070	Itron, Inc.	906,819	*
		4,479,970
Energy Equipment & Services 1.0%
69,965	Baker Hughes Co.	1,600,100
Entertainment 3.3%
283,750	Lions Gate Entertainment Corp. Class B	5,192,625	*
Equity Real Estate Investment Trusts 2.7%
65,379	Regency Centers Corp.	4,188,833
Food & Staples Retailing 1.3%
41,800	BJ's Wholesale Club Holdings, Inc.	1,988,844	*
Food Products 3.5%
56,300	Hain Celestial Group, Inc.	2,258,756	*
74,200	TreeHouse Foods, Inc.	3,303,384	*
		5,562,140
Health Care Equipment & Supplies 2.9%
13,473	Haemonetics Corp.	897,841	*
22,893	Zimmer Biomet Holdings, Inc.	3,681,652
		4,579,493
Health Care Providers & Services 1.8%
7,600	McKesson Corp.	1,453,424
44,248	MEDNAX, Inc.	1,334,077	*
		2,787,501
Hotels, Restaurants & Leisure 6.0%
135,230	MGM Resorts International	5,767,559
60,884	Travel & Leisure Co.	3,619,554
		9,387,113
Independent Power and Renewable Electricity Producers 2.9%
118,404	AES Corp.	3,086,792
81,800	Vistra Corp.	1,517,390
		4,604,182

See Notes to Financial Statements

5

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Industrial Conglomerates 2.7%
22,184	Carlisle Cos, Inc.	$4,245,574
IT Services 1.7%
351,300	Conduent, Inc.	2,634,750	*
Metals & Mining 0.6%
41,490	Cleveland-Cliffs, Inc.	894,524	*
Mortgage Real Estate Investment Trusts 2.5%
147,200	Starwood Property Trust, Inc.	3,852,224
Multi-Utilities 2.1%
131,500	CenterPoint Energy, Inc.	3,224,380
Multiline Retail 1.4%
22,279	Dollar Tree, Inc.	2,216,760	*
Oil, Gas & Consumable Fuels 7.0%
66,694	Devon Energy Corp.	1,946,798
31,299	EOG Resources, Inc.	2,611,589
58,709	ONEOK, Inc.	3,266,569
16,400	Phillips 66	1,407,448
66,139	Williams Cos., Inc.	1,755,990
		10,988,394
Professional Services 1.9%
83,974	Dun & Bradstreet Holdings, Inc.	1,794,525	*
30,062	KBR, Inc.	1,146,865
		2,941,390
NUMBER OF SHARES		VALUE
Semiconductors & Semiconductor Equipment 4.1%
13,954	NXP Semiconductors NV	$2,870,617
18,232	Skyworks Solutions, Inc.	3,495,986
		6,366,603
Software 1.4%
72,858	Dropbox, Inc. Class A	2,208,326	*
Specialty Retail 3.1%
431,400	Chico's FAS, Inc.	2,838,612	*
21,207	Children's Place, Inc.	1,973,523	*
		4,812,135
Trading Companies & Distributors 2.9%
88,806	AerCap Holdings NV	4,547,755	*
	Total Common Stocks (Cost $104,426,536)	149,816,410
Short-Term Investments 4.4%
Investment Companies 4.4%
6,838,674	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(a) (Cost $6,838,674)	6,838,674
	Total Investments 100.2% (Cost $111,265,210)	156,655,084
	Liabilities Less Other Assets (0.2)%	(240,673)
	Net Assets 100.0%	$156,414,411

*  Non-income producing security.

(a)  Represents 7-day effective yield as of June 30, 2021.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$149,816,410	$—	$—	$149,816,410
Short-Term Investments	—	6,838,674	—	6,838,674
Total Investments	$149,816,410	$6,838,674	$—	$156,655,084

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

6

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$156,655,084
Dividends and interest receivable	225,390
Receivable for Fund shares sold	78,854
Prepaid expenses and other assets	3,167
Total Assets	156,962,495
Liabilities
Payable to investment manager (Note B)	71,058
Payable for Fund shares redeemed	380,139
Payable to administrator—net (Note B)	48,034
Payable to trustees	12,421
Other accrued expenses and payables	36,432
Total Liabilities	548,084
Net Assets	$156,414,411
Net Assets consist of:
Paid-in capital	$104,103,904
Total distributable earnings/(losses)	52,310,507
Net Assets	$156,414,411
Net Assets
Class I	$112,082,380
Class S	44,332,031
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,767,169
Class S	1,951,166
Net Asset Value, offering and redemption price per share
Class I	$19.43
Class S	22.72
*Cost of Investments:
(a) Unaffiliated issuers	$111,265,210

See Notes to Financial Statements

7

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,204,828
Interest and other income—unaffiliated issuers	778
Foreign taxes withheld	(2,679)
Total income	$1,202,927
Expenses:
Investment management fees (Note B)	404,274
Administration fees (Note B):
Class I	156,221
Class S	64,292
Distribution fees (Note B):
Class S	53,577
Shareholder servicing agent fees:
Class I	3,376
Class S	1,170
Audit fees	20,055
Custodian and accounting fees	27,326
Insurance	2,203
Legal fees	15,213
Repayment to Management of expenses previously assumed by Management (Note B)	1,403
Shareholder reports	8,754
Trustees' fees and expenses	25,226
Interest	1,653
Miscellaneous	5,306
Total expenses	790,049
Net investment income/(loss)	$412,878
Realized and Unrealized Gain/(Loss) on Investments (Note A)
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	16,258,745
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	16,821,354
Net gain/(loss) on investments	33,080,099
Net increase/(decrease) in net assets resulting from operations	$33,492,977

See Notes to Financial Statements

8

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$412,878	$1,179,933
Net realized gain/(loss) on investments	16,258,745	(7,672,127)
Change in net unrealized appreciation/(depreciation) of investments	16,821,354	5,563,046
Net increase/(decrease) in net assets resulting from operations	33,492,977	(929,148)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(935,713)
Class S	—	(264,448)
Total distributions to shareholders	—	(1,200,161)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	13,027,647	15,604,914
Class S	3,539,799	8,252,097
Proceeds from reinvestment of dividends and distributions:
Class I	—	935,713
Class S	—	264,448
Payments for shares redeemed:
Class I	(16,630,116)	(16,350,788)
Class S	(8,508,747)	(12,856,048)
Net increase/(decrease) from Fund share transactions	(8,571,417)	(4,149,664)
Net Increase/(Decrease) in Net Assets	24,921,560	(6,278,973)
Net Assets:
Beginning of period	131,492,851	137,771,824
End of period	$156,414,411	$131,492,851

See Notes to Financial Statements

9

Notes to Financial Statements Mid Cap Intrinsic Value
Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended.

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded

10

primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

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5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021 was $111,656,681. The estimated gross unrealized appreciation was $48,625,028 and estimated gross unrealized depreciation was $3,626,625 resulting in net unrealized appreciation in value of investments of $44,998,403 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2020 there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2020	2019	2020	2019	2020	2019
$1,200,161	$2,807,684	$—	$14,060,917	$1,200,161	$16,868,601

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$815,606	$—	$28,177,049	$(10,175,125)	$—	$18,817,530

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As

12

determined at December 31, 2020, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$10,175,125	$—

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2020, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the

13

terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

During the six months ended June 30, 2021, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

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Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, the Fund's Class S shares repaid NBIA $1,403, under its contractual expense limitation.

At June 30, 2021, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2018	2019	2020	2021
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2021	2022	2023	2024
Class I	1.50%	12/31/24	$—	$—	$—	$—
Class S	1.25%	12/31/24	—	2,309	9,794	—

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The

15

Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities of $35,428,109 and $43,480,063, respectively.

During the six months ended June 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020, was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	711,165	—	(918,419)	(207,254)	1,305,068	73,102	(1,275,038)	103,132
Class S	163,199	—	(404,343)	(241,144)	670,610	17,642	(839,992)	(151,740)

Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

16

Financial Highlights

Mid Cap Intrinsic Value Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$15.40		$16.01	$15.69	$19.58	$16.91		$15.85
Income From Investment Operations:
Net Investment Income/(Loss)@	0.06		0.14	0.21	0.15	0.14		0.18
Net Gains or (Losses) on Securities	3.97		(0.59)	2.31	(3.00)	2.69		2.27
Total From Investment Operations	4.03		(0.45)	2.52	(2.85)	2.83		2.45
Less Distributions From:
Net Investment Income	—		(0.16)	(0.13)	(0.13)	(0.16)		(0.11)
Net Realized Capital Gains	—		—	(2.07)	(0.91)	—		(1.28)
Total Distributions	—		(0.16)	(2.20)	(1.04)	(0.16)		(1.39)
Net Asset Value, End of Period	$19.43		$15.40	$16.01	$15.69	$19.58		$16.91
Total Return†	26.17	%*	(2.62)%	16.74%^	(15.28)%^	16.74	%^‡	16.17%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$112.1		$92.0	$94.0	$93.8	$119.1		$104.7
Ratio of Gross Expenses to Average Net Assets#	1.00	%**	1.03%	1.01%	1.00%	0.99%		1.05%
Ratio of Net Expenses to Average Net Assets	1.00	%**	1.03%	1.01%	1.00%	0.97	%ß	1.05%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.64	%**	1.12%	1.22%	0.76%	0.79	%ß	1.12%
Portfolio Turnover Rate	25	%*	35%	14%	34%	35%		36%

See Notes to Financial Highlights

17

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$18.02		$18.68	$17.95	$22.22	$19.19		$17.78
Income From Investment Operations:
Net Investment Income/(Loss)@	0.04		0.13	0.19	0.11	0.10		0.17
Net Gains or (Losses) on Securities	4.66		(0.68)	2.66	(3.41)	3.03		2.57
Total From Investment Operations	4.70		(0.55)	2.85	(3.30)	3.13		2.74
Less Distributions From:
Net Investment Income	—		(0.11)	(0.05)	(0.06)	(0.10)		(0.05)
Net Realized Capital Gains	—		—	(2.07)	(0.91)	—		(1.28)
Total Distributions	—		(0.11)	(2.12)	(0.97)	(0.10)		(1.33)
Net Asset Value, End of Period	$22.72		$18.02	$18.68	$17.95	$22.22		$19.19
Total Return†	26.08	%*	(2.83)%	16.43%^	(15.48)%^	16.35	%^‡	15.98%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$44.3		$39.5	$43.8	$44.8	$59.3		$56.9
Ratio of Gross Expenses to Average Net Assets#	1.25	%**	1.28%	1.26%	1.25%	1.25%		1.30%
Ratio of Net Expenses to Average Net Assets	1.25	%**§	1.25%	1.25%	1.25%§	1.25	%ß§	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.37	%**	0.89%	0.98%	0.49%	0.49	%ß	0.91%
Portfolio Turnover Rate	25	%*	35%	14%	34%	35%		36%

See Notes to Financial Highlights

18

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and /or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

*  Not Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.99%	0.77%
Class S	1.25%	0.48%

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

**  Annualized.

19

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

^  The class action proceeds received in 2019, 2018, 2017 and 2016 had no impact on the Fund's total return for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended June 30,	Year Ended December 31,
	2021	2018	2017
Class S	1.25%	1.25%	1.24%

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Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

21

Neuberger Berman
Advisers Management Trust

Short Duration Bond Portfolio

I Class Shares

Semi-Annual Report

June 30, 2021

B0374 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Short Duration Bond Portfolio Commentary

The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio Class I posted a 1.12% total return for the six-month period ended June 30, 2021 (the reporting period), outperforming its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (the Index), which returned 0.00% for the same period.

The overall U.S. bond market generated weak results during the reporting period. Both short- and long-term U.S. Treasury yields moved higher as the COVID-19 vaccine rollout continued, economic growth strengthened and there was significant fiscal and monetary policy accommodation. While inflation increased, U.S. Federal Reserve Board (Fed) Chair Jerome Powell described it as being largely transitory. Credit spreads, which had meaningfully widened in March 2020 given investor risk aversion and challenged liquidity, continued to tighten over the reporting period. Generally speaking, the spread sectors (non-U.S. Treasury securities) produced positive results relative to similar duration Treasuries during the period.

A main contributor to the Fund's performance was its allocation to corporate credit. The sector performed well given the improving economy, robust demand and moderating supply. An opportunistic allocation to Treasury Inflation-Protected Securities was also beneficial, mainly in the first half of the period as inflation expectations increased. Elsewhere, the Fund's exposures to asset-backed securities (ABS), commercial mortgage-backed securities and mortgage credit were additive for results as investors continued to search for yield in the low rate environment. On the downside, yield curve positioning detracted from results.

The Fund's use of Treasury futures contributed positively to performance.

A number of changes were made to the Fund during the reporting period. We reduced our allocation to agency mortgage-backed securities as their valuations became less attractive and largely allocated the proceeds into corporate credit given improving fundamentals and positive supply/demand trends. We also found what we believe to be attractive opportunities in the ABS and mortgage credit sectors.

Looking ahead, we believe market volatility is likely to rise in the second half of the year. Previously, we anticipated tapering and changing policies from the Fed and European Central Bank in the second half of 2021, and we see no reason to change this view. However, even with perfect central bank communication and foresight, the markets likely will need to adjust to less monetary accommodation. Meanwhile, we believe that markets are going to be more responsive to actual economic data. We interpret the Fed's messaging not as an abandonment of average inflation targeting, but as a guide to how its inflation policy will be practically implemented. Significant developments, either to the upside or downside in growth and inflation, will likely impact the trajectory of Fed policy. When the Fed eventually starts to raise rates, depending on the level and path of inflation, the pace could be steeper than current expectations. For the second half of the year, we anticipate a continued range-bound interest rate environment, with upward bias in rates reflecting a durable global economic recovery. Importantly, we believe the underlying drivers of tight credit spreads, strong economic growth and low default rates, are unlikely to be materially impacted by the evolving central bank landscape.

Sincerely,

THOMAS SONTAG, MICHAEL FOSTER, MATTHEW MCGINNIS, WOOLF NORMAN MILNER AND DAVID M. BROWN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Portfolio

PORTFOLIO BY TYPE OF INVESTMENT

(as a % of Total Net Assets)
Asset-Backed Securities	7.3%
Corporate Bonds	46.1
Exchange-Traded Funds	5.1
Mortgage-Backed Securities	31.2
U.S. Treasury Obligations	5.9
Short-Term Investments	6.4
Liabilities Less Other Assets	(2.0)*
Total	100.0%

*  Includes the impact of the Fund's open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	10 Years	Life of Fund
Class I	09/10/1984	1.12%	4.13%	2.02%	1.64%	4.57%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index[1,2]		0.00%	0.44%	1.88%	1.49%	5.09%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended June 30, 2021, the 30-day SEC yield was 2.26% for Class I shares.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2020 was 0.86% for Class I shares (before expense reimbursements and/or fee waivers, if any, and after restatement). The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

Endnotes

1  The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund's commencement of operations.

2  The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Bloomberg Barclays U.S. Government/Credit Bond Index. The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and corporate securities. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO

Actual	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period 1/1/21 – 6/30/21
Class I	$1,000.00	$1,011.20	$4.09	(a)
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.73	$4.11	(b)

(a)  Expenses are equal to the annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 0.82%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

Legend Short Duration Bond Portfolio (Unaudited)
June 30, 2021

Benchmarks:

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

SOFR30A = 30 Day Average Secured Overnight Financing Rate

Currency Abbreviations:

USD = United States Dollar

Counterparties:

SSB = State Street Bank and Trust Company

Index Periods/Payment Frequencies:

1M = 1 Month

3M = 3 Months

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) June 30, 2021

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 5.9%
$2,165,000	U.S. Treasury Bill, 0.05%, due 12/9/2021	$2,164,500	(a)
2,220,000	U.S. Treasury Note, 0.13%, due 4/30/2023	2,215,837
1,962,851	U.S. Treasury Inflation-Indexed Note, 0.13%, due 7/15/2030	2,165,167	(b)
	Total U.S. Treasury Obligations (Cost $6,569,006)	6,545,504
Mortgage-Backed Securities 31.2%
Adjustable Mixed Balance 0.1%
113,299	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.22%, due 6/19/2034	117,898	(c)
Collateralized Mortgage Obligations 12.5%
498,686	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	501,568	(d)(e)
1,097,067	Brass No. 10 PLC, Ser. 10A, Class A1, 0.67%, due 4/16/2069	1,097,331	(d)(e)
228,053	Connecticut Avenue Securities Trust, Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 2.39%, due 8/25/2031	229,626	(c)(d)
	Fannie Mae Connecticut Avenue Securities
1,028,894	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.09%, due 9/25/2028	1,085,848	(c)
321,898	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.39%, due 10/25/2028	337,497	(c)
1,077,588	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 1/25/2029	1,124,768	(c)
753,776	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.34%, due 4/25/2029	783,557	(c)
271,886	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.44%, due 5/25/2029	284,995	(c)
374,370	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.09%, due 10/25/2029	386,007	(c)
904,169	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.29%, due 1/25/2030	918,582	(c)
931,266	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.34%, due 7/25/2030	944,168	(c)
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,153,724	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.34%, due 7/25/2029	1,195,222	(c)
670,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.59%, due 3/25/2030	684,916	(c)
1,086,626	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.44%, due 4/25/2030	1,110,988	(c)
264,744	Ser. 2019-DNA2, Class M2, (1M USD LIBOR + 2.45%), 2.54%, due 3/25/2049	268,862	(c)(d)
822,734	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2021-DNA1, Class M1, (SOFR30A + 0.65%), 0.67%, due 1/25/2051	822,734	(c)(d)
	GCAT Trust
475,539	Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	477,158	(d)(f)
536,903	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	549,661	(d)(e)
161,143	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	163,147	(d)(e)
840,000	Verus Securitization Trust, Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	839,996	(d)(e)(g)
		13,806,631
Commercial Mortgage-Backed 16.9%
1,457,536	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,450,997
1,110,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	1,110,346	(d)
380,776	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.82%, due 11/15/2035	380,901	(c)(d)
320,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.02%, due 2/15/2038	320,050	(c)(d)
	CD Mortgage Trust
58,848	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	58,896
437,281	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	440,629
	Citigroup Commercial Mortgage Trust
313,112	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	315,864
830,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	909,992
293,515	Ser. 2016-P3, Class A2, 2.74%, due 4/15/2049	293,363
50,248	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	50,240
	Commercial Mortgage Trust
1,111,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,120,733
12,312,979	Ser. 2014-CR18, Class XA, 1.17%, due 7/15/2047	312,554	(e)(h)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
	CSAIL Commercial Mortgage Trust
$17,002,078	Ser. 2016-C5, Class XA, 1.08%, due 11/15/2048	$564,629	(e)(h)
499,051	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	502,930
78,754	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	78,783
800,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.67%, due 9/10/2035	866,893	(d)(e)
	Freddie Mac Multiclass Certificates
2,420,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	260,854	(h)
1,500,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	174,954	(e)(h)
1,535,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	132,400	(e)(h)
26,723,479	Freddie Mac Multifamily Structured Pass Through Certificates, Ser. K737, Class X1, 0.75%, due 10/25/2026	793,051	(e)(h)
	GS Mortgage Securities Trust
520,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.27%, due 6/15/2038	520,966	(c)(d)
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	919,587	(d)
95,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	97,505
182,737,670	Ser. 2013-GC13, Class XA, 0.10%, due 7/10/2046	280,265	(e)(h)
1,000,000	Ser. 2014-GC22, Class A4, 3.59%, due 6/10/2047	1,050,526
	JPMBB Commercial Mortgage Securities Trust
550,445	Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	557,159
372,189	Ser. 2015-C29, Class ASB, 3.30%, due 5/15/2048	388,782
166,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class B, 3.71%, due 5/15/2046	172,458	(e)
530,419	Morgan Stanley Capital I Trust, Ser. 2012-C4, Class A4, 3.24%, due 3/15/2045	534,455
414,522	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	424,012
893,000	VNDO Mortgage Trust, Ser. 2012-6AVE, Class E, 3.45%, due 11/15/2030	910,984	(d)(e)
	Wells Fargo Commercial Mortgage Trust
293,780	Ser. 2012-LC5, Class A3, 2.92%, due 10/15/2045	299,814
38	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	38
697,954	Ser. 2020-C58, Class A1, 0.55%, due 7/15/2053	695,626
	WF-RBS Commercial Mortgage Trust
17,127,145	Ser. 2014-LC14, Class XA, 1.43%, due 3/15/2047	461,051	(e)(h)
1,130,000	Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	1,222,606
		18,674,893
Fannie Mae 0.9%
	Pass-Through Certificates
863,680	4.50% , due 5/1/2041 – 5/1/2044	957,178
Freddie Mac 0.8%
	Pass-Through Certificates
351,591	3.50%, due 5/1/2026	375,537
444,758	4.50%, due 11/1/2039	491,160
		866,697
	Total Mortgage-Backed Securities (Cost $35,053,106)	34,423,297
Corporate Bonds 46.1%
Advertising 0.1%
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	147,986	(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Aerospace & Defense 1.7%
$1,400,000	Boeing Co., 2.20%, due 2/4/2026	$1,413,382
150,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	160,125	(d)
230,000	TransDigm, Inc., 6.25%, due 3/15/2026	242,650	(d)
		1,816,157
Agriculture 0.5%
535,000	BAT Capital Corp., 2.26%, due 3/25/2028	530,987
Airlines 3.2%
1,160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	1,228,150	(d)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	163,378	(d)
535,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	574,922	(d)
255,000	United Airlines, Inc., 4.38%, due 4/15/2026	263,971	(d)
	United Continental Holdings, Inc.
170,000	4.25%, due 10/1/2022	174,038
1,090,000	4.88%, due 1/15/2025	1,130,875
		3,535,334
Auto Manufacturers 2.2%
435,000	Ford Motor Credit Co. LLC, 5.13%, due 6/16/2025	479,044
	General Motors Financial Co., Inc.
530,000	2.75%, due 6/20/2025	558,031
400,000	2.70%, due 8/20/2027	415,649
	Volkswagen Group of America Finance LLC
610,000	0.88%, due 11/22/2023	611,620	(d)
370,000	3.35%, due 5/13/2025	399,270	(d)
		2,463,614
Auto Parts & Equipment 0.3%
230,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	256,738
60,000	Meritor, Inc., 6.25%, due 6/1/2025	63,910	(d)
		320,648
Banks 8.7%
550,000	Banco Santander SA, 2.75%, due 5/28/2025	579,589
650,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	713,342
1,070,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,140,142	(i)
1,895,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.74%, due 11/29/2023	1,955,394	(c)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	729,064	(i)
1,065,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,073,548	(i)
2,310,000	Morgan Stanley, (SOFR + 0.70%), 0.72%, due 1/20/2023	2,316,560	(c)
1,060,000	Wells Fargo & Co., 3.75%, due 1/24/2024	1,139,976
		9,647,615
Chemicals 1.0%
1,080,000	LYB International Finance III LLC, (3M USD LIBOR + 1.00%), 1.14%, due 10/1/2023	1,081,706	(c)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Commercial Services 0.9%
$510,000	APX Group, Inc., 8.50%, due 11/1/2024	$532,950
240,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	246,900	(d)(j)
240,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	257,167	(d)
		1,037,017
Distribution-Wholesale 0.4%
290,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	297,598	(d)
150,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	159,768	(d)
		457,366
Diversified Financial Services 2.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
800,000	4.50%, due 9/15/2023	857,820
540,000	6.50%, due 7/15/2025	633,373
1,290,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	1,296,450	(d)(k)
		2,787,643
Electric 1.3%
1,235,000	NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/2023	1,240,040
280,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	202,475	(d)
		1,442,515
Entertainment 0.9%
250,000	Cinemark USA, Inc., 8.75%, due 5/1/2025	273,750	(d)
215,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	223,869	(d)
260,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	264,160	(d)
230,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	247,871	(d)
		1,009,650
Food Service 0.2%
	Aramark Services, Inc.
150,000	5.00%, due 4/1/2025	153,750	(d)(j)
80,000	6.38%, due 5/1/2025	85,000	(d)
		238,750
Gas 1.4%
550,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.50%, due 3/9/2023	550,073	(c)
1,035,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.63%, due 3/2/2023	1,035,243	(c)
		1,585,316
Housewares 0.2%
180,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	192,938	(d)
Leisure Time 1.3%
	Carnival Corp.
785,000	10.50%, due 2/1/2026	913,936	(d)
280,000	5.75%, due 3/1/2027	293,300	(d)
220,000	NCL Corp. Ltd., 12.25%, due 5/15/2024	265,694	(d)
		1,472,930

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Machinery-Diversified 1.3%
$1,385,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.64%, due 4/5/2023	$1,385,113	(c)
Media 1.8%
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	487,151
343,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	358,864	(d)(j)
550,000	Fox Corp., 3.05%, due 4/7/2025	588,918
180,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	191,475
310,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	320,850	(d)
		1,947,258
Mining 0.3%
320,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	332,000	(d)
Miscellaneous Manufacturer 2.0%
2,185,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.12%, due 3/15/2023	2,211,272	(c)
Oil & Gas 1.3%
260,000	Apache Corp., 4.63%, due 11/15/2025	280,800
210,000	Occidental Petroleum Corp., 5.50%, due 12/1/2025	232,054
90,000	PDC Energy, Inc., 5.75%, due 5/15/2026	94,021
550,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.77%, due 3/11/2022	554,400	(c)
250,000	Range Resources Corp., 9.25%, due 2/1/2026	275,625
		1,436,900
Oil & Gas Services 0.2%
150,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	157,125
Pharmaceuticals 1.4%
980,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.80%, due 11/21/2022	986,871	(c)
370,000	Upjohn, Inc., 1.65%, due 6/22/2025	374,244	(d)
140,000	Valeant Pharmaceuticals Int'l, Inc., 5.50%, due 11/1/2025	143,640	(d)
		1,504,755
Pipelines 2.8%
365,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	395,543	(d)
340,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	355,725
130,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	141,375	(d)
160,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	161,600
660,000	MPLX L.P., 4.88%, due 6/1/2025	745,029
720,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	735,696	(d)
90,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	94,613	(d)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
270,000	5.50%, due 9/15/2024	273,677	(d)
140,000	7.50%, due 10/1/2025	153,300	(d)
		3,056,558

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Real Estate 0.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
$220,000	4.88%, due 6/1/2023	$228,800	(d)
215,000	7.63%, due 6/15/2025	233,211	(d)
		462,011
Real Estate Investment Trusts 1.0%
645,000	American Tower Corp., 1.60%, due 4/15/2026	651,812
115,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	122,863	(d)
250,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	267,812	(d)
		1,042,487
Semiconductors 0.7%
750,000	Broadcom, Inc., 3.15%, due 11/15/2025	803,835
Software 2.2%
131,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	137,222	(d)
540,000	Infor, Inc., 1.45%, due 7/15/2023	546,093	(d)
1,700,000	Oracle Corp., 1.65%, due 3/25/2026	1,723,226
		2,406,541
Telecommunications 3.9%
	AT&T, Inc.
1,370,000	1.70%, due 3/25/2026	1,384,477
550,000	1.65%, due 2/1/2028	545,904
200,000	Numericable-SFR SA, 7.38%, due 5/1/2026	207,986	(d)
550,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	596,115
	Verizon Communications, Inc.
1,025,000	1.45%, due 3/20/2026	1,033,717
550,000	2.63%, due 8/15/2026	584,420
		4,352,619
	Total Corporate Bonds (Cost $49,804,424)	50,866,646
Asset-Backed Securities 7.3%
500,000	Benefit Street Partners CLO XIX Ltd., Ser. 2019-19A, Class D, (3M USD LIBOR + 3.80%), 3.98%, due 1/15/2033	501,631	(c)(d)
433,981	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	437,859	(d)
406,895	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1M USD LIBOR + 0.22%), 0.28%, due 9/26/2033	403,950	(c)
500,000	Mariner CLO LLC, Ser. 2015-1A, Class DR2, (3M USD LIBOR + 2.85%), 3.04%, due 4/20/2029	492,780	(c)(d)
108,598	Marlette Funding Trust, Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	108,787	(d)
500,000	Milos CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 2.75%), 2.94%, due 10/20/2030	497,558	(c)(d)
500,000	OHA Loan Funding Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 3.00%), 3.19%, due 1/20/2033	500,290	(c)(d)
500,000	Palmer Square CLO Ltd., Ser. 2015-2A, Class CR2, (3M USD LIBOR + 2.75%), 2.94%, due 7/20/2030	498,312	(c)(d)
1,195,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	1,194,047	(d)
548,956	SLM Student Loan Trust, Ser. 2013-2, Class A, (1M USD LIBOR + 0.45%), 0.54%, due 6/25/2043	541,320	(c)
305,393	SoFi Consumer Loan Program Trust, Ser. 2020-1, Class A, 2.02%, due 1/25/2029	307,906	(d)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$570,000	Sofi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	$569,700	(d)
500,000	Symphony CLO XXII Ltd., Ser. 2020-22A, Class D, (3M USD LIBOR + 3.15%), 3.34%, due 4/18/2033	501,051	(c)(d)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.38%, due 4/15/2033	501,250	(c)(d)
500,000	TICP CLO XV Ltd., Ser. 2020-15A, Class D, (3M USD LIBOR + 3.15%), 3.34%, due 4/20/2033	501,039	(c)(d)
500,000	TRESTLES CLO III Ltd., Ser. 2020-3A, Class D, (3M USD LIBOR + 3.25%), 3.44%, due 1/20/2033	499,994	(c)(d)
	Total Asset-Backed Securities (Cost $8,017,705)	8,057,474
NUMBER OF SHARES
Exchange-Traded Funds 5.1%
205,020	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $5,540,311)	5,654,451
Short-Term Investments 6.4%
Investment Companies 6.4%
6,313,652	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(l)	6,313,652	(m)
789,125	State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(l)	789,125	(n)
	Total Short-Term Investments (Cost $7,102,777)	7,102,777
	Total Investments 102.0% (Cost $112,087,329)	112,650,149
	Liabilities Less Other Assets (2.0)%	(2,229,460	)(o)
	Net Assets 100.0%	$110,420,689

(a)  Rate shown was the discount rate at the date of purchase.

(b)  Index-linked bond whose principal amount adjusts according to a government retail price index.

(c)  Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2021 and changes periodically.

(d)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2021, these securities amounted to $31,390,411, which represents 28.4% of net assets of the Fund.

(e)  Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(f)  Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of June 30, 2021.

(g)  Security fair valued as of June 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2021 amounted to $839,996, which represents 0.8% of net assets of the Fund.

(h)  Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(i)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

(j)  All or a portion of this security is on loan at June 30, 2021. Total value of all such securities at June 30, 2021 amounted to $774,680 for the Fund (see Note A of the Notes to Financial Statements).

(k)  Payment-in-kind (PIK) security.

(l)  Represents 7-day effective yield as of June 30, 2021.

(m)  All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of $6,313,652.

(n)  Represents investment of cash collateral received from securities lending.

(o)  Includes the impact of the Fund's open positions in derivatives at June 30, 2021.

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$93,051,823	84.3%
Cayman Islands	5,617,625	5.1%
United Kingdom	2,701,866	2.4%
Ireland	1,491,193	1.4%
Germany	1,010,890	0.9%
Spain	579,589	0.5%
Mexico	554,400	0.5%
Zambia	332,000	0.3%
France	207,986	0.2%
Short-Term Investments and Other Liabilities—Net	4,873,317	4.4%
	$110,420,689	100.0%

Derivative Instruments

Futures contracts ("futures")

At June 30, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	309	U.S. Treasury Note, 2 Year	$68,078,976	$(100,729)
Total Long Positions			$68,078,976	$(100,729)

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2021	159	U.S. Treasury Note, 5 Year	$(19,625,320)	$28,570
9/2021	19	U.S. Treasury Note, 10 Year	(2,517,500)	(17,974)
9/2021	16	U.S. Treasury Note, Ultra 10 Year	(2,355,250)	(45,529)
9/2021	3	U.S. Treasury Ultra Bond	(578,063)	(5,344)
Total Short Positions			$(25,076,133)	$(40,277)
Total Futures				$(141,006)

At June 30, 2021, the Fund had $384,778 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended June 30, 2021, the average notional value for the months where the Fund had futures outstanding was $56,774,215 for long positions and $(25,713,166) for short positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$6,545,504	$—	$6,545,504
Mortgage-Backed Securities(a)	—	34,423,297	—	34,423,297
Corporate Bonds(a)	—	50,866,646	—	50,866,646
Asset-Backed Securities	—	8,057,474	—	8,057,474
Exchange-Traded Funds	5,654,451	—	—	5,654,451
Short-Term Investments	—	7,102,777	—	7,102,777
Total Investments	$5,654,451	$106,995,698	$—	$112,650,149

(a)  The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$28,570	$—	$—	$28,570
Liabilities	(169,576)	—	—	(169,576)
Total	$(141,006)	$—	$—	$(141,006)

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$112,650,149
Cash collateral segregated for futures contracts (Note A)	384,778
Interest receivable	612,542
Receivable for securities sold	14,473
Receivable for Fund shares sold	158,236
Receivable for securities lending income (Note A)	552
Prepaid expenses and other assets	4,240
Total Assets	113,824,970
Liabilities
Payable to investment manager (Note B)	15,558
Payable for securities purchased	2,164,535
Payable for Fund shares redeemed	189,870
Payable for accumulated variation margin on futures contracts (Note A)	141,006
Payable to administrator—net (Note B)	36,607
Payable to trustees	12,423
Payable for loaned securities collateral (Note A)	789,125
Other accrued expenses and payables	55,157
Total Liabilities	3,404,281
Net Assets	$110,420,689
Net Assets consist of:
Paid-in capital	$131,971,553
Total distributable earnings/(losses)	(21,550,864)
Net Assets	$110,420,689
Shares Outstanding ($.001 par value; unlimited shares authorized)	10,225,708
Net Asset Value, offering and redemption price per share
Class I	$10.80
†Securities on loan, at value:
Unaffiliated issuers	$774,680
*Cost of Investments:
(a) Unaffiliated Issuers	$112,087,329

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$89,257
Interest and other income—unaffiliated issuers	1,583,571
Income from securities loaned—net	1,414
Total income	$1,674,242
Expenses:
Investment management fees (Note B)	92,263
Administration fees (Note B)	217,089
Shareholder servicing agent fees	4,290
Audit fees	25,054
Custodian and accounting fees	40,840
Insurance	1,865
Legal fees	11,734
Shareholder reports	19,722
Trustees' fees and expenses	25,226
Interest	268
Miscellaneous	4,943
Total expenses	443,294
Net investment income/(loss)	$1,230,948
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	714,610
Expiration or closing of futures contracts	420,740
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(1,048,187)
Futures contracts	(156,654)
Net gain/(loss) on investments	(69,491)
Net increase/(decrease) in net assets resulting from operations	$1,161,457

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,230,948	$2,314,134
Net realized gain/(loss) on investments	1,135,350	(489,300)
Change in net unrealized appreciation/(depreciation) of investments	(1,204,841)	1,273,414
Net increase/(decrease) in net assets resulting from operations	1,161,457	3,098,248
Distributions to Shareholders From (Note A):
Distributable earnings	—	(2,399,936)
From Fund Share Transactions (Note D):
Proceeds from shares sold	17,143,917	25,404,721
Proceeds from reinvestment of dividends and distributions	—	2,399,936
Payments for shares redeemed	(10,937,961)	(32,484,510)
Net increase/(decrease) from Fund share transactions	6,205,956	(4,679,853)
Net Increase/(Decrease) in Net Assets	7,367,413	(3,981,541)
Net Assets:
Beginning of period	103,053,276	107,034,817
End of period	$110,420,689	$103,053,276

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2021, was $286.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021 was $112,328,015. The estimated gross unrealized appreciation was $1,572,232 and estimated gross unrealized depreciation was $1,250,098 resulting in net unrealized appreciation in value of investments of $322,134 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2020, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Total
2020	2019	2020	2019
$2,399,936	$2,162,405	$2,399,936	$2,162,405

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,939,840	$—	$1,370,321	$(27,022,482)	$—	$(22,712,321)

The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2020, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$23,758,954	$3,263,528

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

11  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

12  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2021, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, if any, at June 30, 2021. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.

Futures contracts: During the six months ended June 30, 2021, the Fund used U.S. Treasury futures to manage the duration of the Fund.

At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

At June 30, 2021, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Total
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$28,570	$28,570
Total Value—Assets		$28,570	$28,570

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Total
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$(169,576)	$(169,576)
Total Value—Liabilities		$(169,576)	$(169,576)

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2021, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Net realized gain/(loss) on: Expiration or closing of futures contracts	$420,740	$420,740
Total Realized Gain/(Loss)		$420,740	$420,740

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Change in net unrealized appreciation/(depreciation) in value of: Futures contracts	$(156,654)	$(156,654)
Total Change in Appreciation/(Depreciation)		$(156,654)	$(156,654)

13  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2021, the Fund had outstanding loans of securities to certain approved brokers, with a value of $774,680 for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Corporate Bonds	$789,125	$—	$—	$—	$789,125

(a)  Amounts represent the payable for loaned securities collateral received.

The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of June 30, 2021.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$774,680	$—	$774,680
Total	$774,680	$—	$774,680

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Cash Collateral Received(a)	Net Amount(b)
SSB	$774,680	$—	$(774,680)	$—
Total	$774,680	$—	$(774,680)	$—

(a)  Collateral received is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2021, in the event of a counterparty failure.

14  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

15  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.17% of the first $2 billion of the Fund's average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.40% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, there was no repayment to NBIA under these agreements.

At June 30, 2021, the Fund had no contingent liabilities to NBIA under the agreement.

				Expenses Reimbursed in Year Ended December 31,
				2018	2019	2020	2021
				Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)		Expiration	2021	2022	2023	2024
Class I	0.95	%(b)	12/31/24	$—	$—	$—	$—

(a)  Expense limitation per annum of the Fund's average daily net assets.

(b)  Prior to February 28, 2020, the contractual expense limitation was 1.00%.

Neuberger Berman BD LLC is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities (excluding futures) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$31,216,454	$43,016,282	$36,720,342	$29,310,789

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020, was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	1,596,886	—	(1,016,796)	580,090	2,426,694	227,914	(3,137,858)	(483,250)

Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 848)". In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The guidance is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Short Duration Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$10.68		$10.57	$10.40	$10.46	$10.52		$10.52
Income From Investment Operations:
Net Investment Income/(Loss)@	0.12		0.24	0.18	0.14	0.11		0.07
Net Gains or Losses on Securities (both realized and unrealized)	(0.00)		0.12	0.20	(0.03)	(0.02)		0.06
Total From Investment Operations	0.12		0.36	0.38	0.11	0.09		0.13
Less Distributions From:
Net Investment Income	—		(0.25)	(0.21)	(0.17)	(0.15)		(0.13)
Net Asset Value, End of Period	$10.80		$10.68	$10.57	$10.40	$10.46		$10.52
Total Return†	1.12	%*	3.46%	3.69%^	1.02%^	0.89	%‡^	1.22%^
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$110.4		$103.1	$107.0	$117.6	$131.6		$143.0
Ratio of Gross Expenses to Average Net Assets#	0.82	%**	0.86%	0.88%	0.87%	0.85%		0.88%
Ratio of Net Expenses to Average Net Assets	0.82	%**	0.86%	0.88%	0.87%	0.75	%ß	0.88%
Ratio of Net Investment Income/(Loss) to Average Net Assets	2.27	%**	2.26%	1.69%	1.34%	1.03	%ß	0.68%
Portfolio Turnover Rate	63	%*	162%	91%	60%	87%		79%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio
(Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2021. The class action proceeds received in 2019 and 2017 had no impact on the Fund's total return for the years ended December 31, 2019 and 2017, respectively. Had the Fund not received class action proceeds in 2018 and 2016, total return based on per share NAV for the years ended December 31, 2018 and December 31, 2016, would have been:

	Year Ended December 31,
	2018	2016
Class I	0.92%	0.64%

*  Not annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown.

**  Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.85%	0.92%

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Neuberger Berman
Advisers Management Trust

Sustainable Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2021

B0738 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Sustainable Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Class I generated a 13.49% total return for the six-month period ended June 30, 2021 (the reporting period), trailing the 15.25% total return of its benchmark, the S&P® 500 Index (the Index). (Performance for all share classes is provided in the table immediately following this letter.)

Equity markets performed well during the first half of 2021, as companies—especially in cyclical sectors—delivered stronger-than-expected earnings. A successful vaccine rollout, economic stimulus programs and pent-up demand were key factors behind both business and market performance.

U.S. GDP is expected to have grown more than 6% in the first half of 2021. Unemployment numbers continued to decline, and business and consumer confidence continued improving. U.S. consumers are also in good shape, with healthier balance sheets and higher savings than before the pandemic.

Overall, our businesses performed well this period, and in most cases, their stocks reflect that. Stock selection was most advantageous within the Consumer Discretionary and Communication Services sectors.

Top contributors included Alphabet, the parent of Google, which benefited from an increase in digital advertising spending and industrial and construction equipment rental firm United Rentals, which advanced on growing confidence in the economy and optimism about infrastructure spending.

The Fund's underperformance versus the Index resulted primarily from stock selection in the Financials sector and our zero weighting in Energy, which rebounded as economic activity picked up.

Individual detractors included Cognizant Technology Solutions, a technology services and solutions provider. Despite robust demand and delivering better than expected revenues, the company faced a demand-supply imbalance for talent that left them short-staffed. The company appears to be addressing this.

After more than doubling in 2020, Vestas Wind Systems declined in a sell-off that impacted other renewable energy stocks. Vestas also missed operating income consensus estimates due to increased warranty provisions, supply chain challenges, and rising raw material costs. We believe the long-term outlook remains constructive for both wind and Vestas.

GoDaddy, a leading infrastructure gateway to the internet for individuals and small and medium businesses, was an addition to the Fund during this period. We sold US Bancorp, Eversource Energy and Booking Holdings, given rich valuations and potentially better risk-reward opportunities in other portfolio holdings.

We anticipate continued economic recovery as the year progresses, notwithstanding risks from evolving virus variants. While the U.S. Federal Reserve Board may raise rates late in 2022, we believe current monetary policy—coupled with fiscal stimulus and improving employment, consumer and business trends—should support near-term economic recovery and consequently, capital markets.

Any improvement in trade relations driven by the current administration would further support the markets. However, unlike in prior years, where appreciation was largely driven by valuation expansion, we believe future returns will likely come primarily from earnings growth.

Although inflation appears transitory and related to pandemic bottlenecks, we remain aware of potential impacts on the Fund. We believe inflation could become an issue if demand continues to outstrip businesses' ability to increase supply, a result of the skilled labor shortage.

In our view, companies' ability to provide solutions to leading sustainability challenges will continue to serve as attractive underlying drivers of secular growth. We continue to position the Fund toward what we believe are best-in-class businesses with the relevant and material Environmental, Social, and Governance (ESG) advantages, that are likely to be beneficiaries in the current environment, while being mindful of valuations.

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We believe our team's process of seeking businesses with good growth prospects, high Return on Invested Capital, strong balance sheets, ESG leadership, and diversification positions the Fund well for a variety of backdrops.

We look forward to continuing to serve your investment needs.

Sincerely,

INGRID S. DYOTT AND SAJJAD S. LADIWALA
CO-PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

To read more on how we integrate sustainability issues into our investment process, please visit www.nb.com/sustainableequity.

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Sustainable Equity Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	10.3%
Consumer Discretionary	10.3
Consumer Staples	4.9
Financials	8.6
Health Care	17.3
Industrials	13.8
Information Technology	29.0
Materials	1.8
Utilities	2.3
Short-Term Investments	1.7
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	10 Years	Life of Fund
Class I	02/18/1999	13.49%	44.79%	15.63%	12.36%	8.49%
Class S2	05/01/2006	13.35%	44.42%	15.36%	12.12%	8.36%
S&P 500® Index[1,3]		15.25%	40.79%	17.65%	14.84%	7.80%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2020 were 0.92% and 1.18% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The total annual operating expense ratio for Class S includes the class's repayment of expenses previously reimbursed and/or fees waived by Management pursuant to the terms of the contractual expense limitation agreement. The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

3

Endnotes

1  The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of Class I shares, the Fund's oldest share class.

2  Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SUSTAINABLE EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During the Period 1/1/21 – 6/30/21		Expense Ratio
Class I	$1,000.00	$1,134.90	$4.76	(a)	0.90%
Class S	$1,000.00	$1,133.50	$6.19	(a)	1.17%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.33	$4.51	(b)	0.90%
Class S	$1,000.00	$1,018.99	$5.86	(b)	1.17%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) June 30, 2021

NUMBER OF SHARES		VALUE
Common Stocks 98.2%
Auto Components 2.9%
138,014	Aptiv PLC	$21,713,743	*
Banks 3.1%
146,639	JPMorgan Chase & Co.	22,808,230
Biotechnology 2.1%
27,602	Regeneron Pharmaceuticals, Inc.	15,416,821	*
Capital Markets 3.0%
190,137	Intercontinental Exchange, Inc.	22,569,262
Communications Equipment 2.3%
47,314	Arista Networks, Inc.	17,142,335	*
Electrical Equipment 2.2%
416,432	Vestas Wind Systems A/S	16,255,540
Electronic Equipment, Instruments & Components 3.1%
43,153	Zebra Technologies Corp. Class A	22,849,082	*
Health Care Equipment & Supplies 7.1%
81,507	Becton, Dickinson & Co.	19,821,687
66,283	Danaher Corp.	17,787,706
125,449	Medtronic PLC	15,571,985
		53,181,378
Health Care Providers & Services 5.1%
134,888	AmerisourceBergen Corp.	15,443,327
96,842	Cigna Corp.	22,958,333
		38,401,660
Hotels, Restaurants & Leisure 4.2%
946,745	Compass Group PLC	19,932,604	*
100,430	Starbucks Corp.	11,229,078
		31,161,682
Household Products 2.3%
212,490	Colgate-Palmolive Co.	17,286,062
Insurance 2.6%
194,317	Progressive Corp.	19,083,873
NUMBER OF SHARES		VALUE
Interactive Media & Services 4.7%
14,512	Alphabet, Inc. Class A	$35,435,256	*
IT Services 10.2%
39,494	Accenture PLC Class A	11,642,436
260,848	Cognizant Technology Solutions Corp. Class A	18,066,332
103,459	Fiserv, Inc.	11,058,733	*
165,242	GoDaddy, Inc. Class A	14,369,444	*
58,350	MasterCard, Inc. Class A	21,303,002
		76,439,947
Machinery 3.9%
101,605	Otis Worldwide Corp.	8,308,241
101,691	Stanley Black & Decker, Inc.	20,845,638
		29,153,879
Materials 1.8%
49,953	Sherwin-Williams Co.	13,609,695
Media 5.6%
513,818	Comcast Corp. Class A	29,297,902
401,351	Discovery, Inc. Class A	12,313,449	*
		41,611,351
Multi-Utilities 2.3%
1,338,606	National Grid PLC	17,050,395
Personal Products 2.6%
327,795	Unilever PLC ADR	19,176,008
Pharmaceuticals 2.9%
57,659	Roche Holding AG	21,720,664
Road & Rail 1.9%
454,764	CSX Corp.	14,588,829
Semiconductors & Semiconductor Equipment 4.7%
181,014	Texas Instruments, Inc.	34,808,992
Software 8.7%
18,284	ANSYS, Inc.	6,345,645	*
35,317	Intuit, Inc.	17,311,334
152,840	Microsoft Corp.	41,404,356
		65,061,335
Specialty Retail 3.2%
115,917	Advance Auto Parts, Inc.	23,779,213

See Notes to Financial Statements

6

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Trading Companies & Distributors 5.7%
65,849	United Rentals, Inc.	$21,006,489	*
49,216	W.W. Grainger, Inc.	21,556,608
		42,563,097
	Total Common Stocks (Cost $412,195,060)	732,868,329
Short-Term Investments 1.7%
PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.10%, due 7/29/2021	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 9/9/2021	100,000
		200,000
NUMBER OF SHARES		VALUE
Investment Companies 1.7%
12,635,369	State Street Institutional Treasury Money Market Fund Premier Class, 0.01%(b)	$12,635,369
	Total Short-Term Investments (Cost $12,835,369)	12,835,369
	Total Investments 99.9% (Cost $425,030,429)	745,703,698
	Other Assets Less Liabilities 0.1%	411,113
	Net Assets 100.0%	$746,114,811

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Represents 7-day effective yield as of June 30, 2021.

See Notes to Financial Statements

7

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$638,733,118	85.6%
United Kingdom	56,159,007	7.5%
Switzerland	21,720,664	2.9%
Denmark	16,255,540	2.2%
Short-Term Investments and Other Assets-Net	13,246,482	1.8%
	$746,114,811	100.0%

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$732,868,329	$—	$—	$732,868,329
Short-Term Investments	—	12,835,369	—	12,835,369
Total Investments	$732,868,329	$12,835,369	$—	$745,703,698

(a)  The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$745,703,698
Foreign currency(b)	11
Dividends and interest receivable	1,288,041
Receivable for Fund shares sold	66,317
Prepaid expenses and other assets	31,157
Total Assets	747,089,224
Liabilities
Payable to investment manager (Note B)	318,859
Payable for Fund shares redeemed	328,781
Payable to administrator—net (Note B)	213,120
Payable to trustees	12,400
Other accrued expenses and payables	101,253
Total Liabilities	974,413
Net Assets	$746,114,811
Net Assets consist of:
Paid-in capital	$374,176,983
Total distributable earnings/(losses)	371,937,828
Net Assets	$746,114,811
Net Assets
Class I	$601,366,004
Class S	144,748,807
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,264,719
Class S	4,149,050
Net Asset Value, offering and redemption price per share
Class I	$34.83
Class S	34.89
*Cost of Investments:
(a) Unaffiliated Issuers	$425,030,429
(b) Total cost of foreign currency	$11

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Dividend income-unaffiliated issuers	$5,398,276
Interest and other income-unaffiliated issuers	189
Foreign taxes withheld	(98,014)
Total income	$5,300,451
Expenses:
Investment management fees (Note B)	1,866,135
Administration fees (Note B):
Class I	857,875
Class S	206,019
Distribution fees (Note B):
Class S	171,682
Shareholder servicing agent fees:
Class I	10,991
Class S	4,528
Audit fees	20,055
Custodian and accounting fees	43,839
Insurance	9,258
Interest	2,633
Legal fees	74,706
Repayment to Management of expenses previously assumed by Management (Note B)	12,724
Shareholder reports	62,353
Trustees' fees and expenses	25,226
Miscellaneous	16,080
Total expenses	3,384,104
Net investment income/(loss)	$1,916,347
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	32,948,649
Settlement of foreign currency transactions	6,952
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	54,678,050
Foreign currency translations	(31,115)
Net gain/(loss) on investments	87,602,536
Net increase/(decrease) in net assets resulting from operations	$89,518,883

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SUSTAINABLE EQUITY PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$1,916,347	$2,472,783
Net realized gain/(loss) on investments	32,955,601	14,881,814
Change in net unrealized appreciation/(depreciation) of investments	54,646,935	92,887,849
Net increase/(decrease) in net assets resulting from operations	89,518,883	110,242,446
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(22,511,583)
Class S	—	(5,103,478)
Total distributions to shareholders	—	(27,615,061)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	14,592,056	14,924,396
Class S	6,332,860	4,216,713
Proceeds from reinvestment of dividends and distributions:
Class I	—	22,511,583
Class S	—	5,103,477
Payments for shares redeemed:
Class I	(29,532,746)	(51,895,208)
Class S	(8,731,413)	(16,365,759)
Net increase/(decrease) from Fund share transactions	(17,339,243)	(21,504,798)
Net Increase/(Decrease) in Net Assets	72,179,640	61,122,587
Net Assets:
Beginning of period	673,935,171	612,812,584
End of period	$746,114,811	$673,935,171

See Notes to Financial Statements

11

Notes to Financial Statements Sustainable Equity Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that

12

dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of

13

exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2021, was $30,847.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021 was $425,566,298. The estimated gross unrealized appreciation was $321,322,083 and estimated gross unrealized depreciation was $1,184,683 resulting in net unrealized appreciation in value of investments of $320,137,400 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2020, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2020	2019	2020	2019	2020	2019
$3,286,053	$2,241,408	$24,329,008	$31,793,233	$27,615,061	$34,034,641

14

As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,523,788	$14,395,619	$265,499,538	$—	$—	$282,418,945

The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to real estate investment trusts ("REITs").

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all REIT distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended December 31, 2020, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

15

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

During the six months ended June 30, 2021, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

14  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

16

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2021, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, the Fund's Class S shares repaid NBIA $12,724, under its contractual expense limitation.

At June 30, 2021, the Fund's contingent liabilities to NBIA under the agreements were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2018	2019	2020	2021
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2021	2022	2023	2024
Class I	1.30%	12/31/24	$—	$—	$—	$—
Class S	1.17%	12/31/24	8,102	1,611	—	—

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The

17

Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities of $62,660,340 and $83,978,532, respectively.

During the six months ended June 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020, was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	437,879	—	(895,899)	(458,020)	599,225	818,008	(1,968,226)	(550,993)
Class S	190,488	—	(263,177)	(72,689)	159,875	184,775	(626,951)	(282,301)

Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

18

Financial Highlights

Sustainable Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019		2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$30.69		$26.89	$22.70		$25.61	$22.57		$21.46
Income From Investment Operations:
Net Investment Income/(Loss)@	0.10		0.13	0.17		0.14	0.12		0.13
Net Gains or (Losses) on Securities (both realized and unrealized)	4.04		4.98	5.59		(1.48)	3.99		1.94
Total From Investment Operations	4.14		5.11	5.76		(1.34)	4.11		2.07
Less Distributions From:
Net Investment Income	—		(0.17)	(0.11)		(0.13)	(0.13)		(0.16)
Net Realized Capital Gains	—		(1.14)	(1.46)		(1.44)	(0.94)		(0.80)
Total Distributions	—		(1.31)	(1.57)		(1.57)	(1.07)		(0.96)
Net Asset Value, End of Period	$34.83		$30.69	$26.89		$22.70	$25.61		$22.57
Total Return†	13.49	%^*	19.56%^	25.88	%^	(5.73)%^	18.43	%^‡	9.86%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$601.4		$544.0	$491.3		$339.0	$379.6		$329.1
Ratio of Gross Expenses to Average Net Assets#	0.90	%**	0.92%	0.93%		0.95%	0.94%		1.00%
Ratio of Net Expenses to Average Net Assets	0.90	%**	0.92%	0.93%		0.95%	0.93	%ß	1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.59	%**	0.48%	0.67%		0.53%	0.50	%ß	0.59%
Portfolio Turnover Rate	9	%*	22%	21	%ñ	13%	18%		31%

See Notes to Financial Statements

19

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019		2018	2017		2016
	(Unaudited)
Net Asset Value, Beginning of Period	$30.78		$26.97	$22.79		$25.69	$22.66		$21.54
Income From Investment Operations:
Net Investment Income/(Loss)@	0.05		0.06	0.10		0.08	0.06		0.09
Net Gains or (Losses) on Securities (both realized and unrealized)	4.06		5.00	5.61		(1.48)	3.99		1.94
Total From Investment Operations	4.11		5.06	5.71		(1.40)	4.05		2.03
Less Distributions From:
Net Investment Income	—		(0.11)	(0.07)		(0.06)	(0.08)		(0.11)
Net Realized Capital Gains	—		(1.14)	(1.46)		(1.44)	(0.94)		(0.80)
Total Distributions	—		(1.25)	(1.53)		(1.50)	(1.02)		(0.91)
Net Asset Value, End of Period	$34.89		$30.78	$26.97		$22.79	$25.69		$22.66
Total Return†	13.35	%^*	19.28%^	25.58	%^	(5.94)%^	18.11	%^‡	9.64%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$144.7		$130.0	$121.5		$69.6	$85.7		$78.2
Ratio of Gross Expenses to Average Net Assets#	1.17	%**	1.17%	1.18%		1.20%	1.19%		1.25%
Ratio of Net Expenses to Average Net Assets	1.17	%§**	1.17%§	1.17%		1.17%	1.17	%ß	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.32	%**	0.22%	0.39%		0.31%	0.25	%ß	0.42%
Portfolio Turnover Rate	9	%*	22%	21	%ñ	13%	18%		31%

See Notes to Financial Statements

20

Notes to Financial Highlights Sustainable Equity Portfolio
(Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2021. The class action proceeds received in 2020, 2019, 2018 and 2017 had no impact on the Fund's total returns for the years ended December 31, 2020, 2019, 2018 and 2017, respectively.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period in question. These amounts were refunded to the Fund by State Street during the year ended December 31, 2017. These amounts had no impact on the Fund's total returns for the year ended December 31, 2017.

*  Not Annualized.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Class S	1.15%	1.17%

**  Annualized.

21

Notes to Financial Highlights Sustainable Equity Portfolio
(Unaudited) (cont'd)

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	0.48%
Class S	1.17%	0.25%

ñ  After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman Advisers Management Trust Guardian Portfolio ("Guardian") and Neuberger Berman Advisers Management Trust Large Cap Value Portfolio ("Large Cap Value") in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases of $114,219,008 of securities acquired pursuant to the reorganization, and there were no sales made following a purchase-of-assets transaction relative to the reorganization.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

23

Neuberger Berman
Advisers Management Trust

U.S. Equity Index PutWrite Strategy Portfolio

S Class Shares

Semi-Annual Report

June 30, 2021

S0117 08/21

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website www.nb.com/fundliterature, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800.877.9700 or by sending an e-mail request to fundinfo@nb.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.877.9700 or send an email request to fundinfo@nb.com to inform the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

U.S. Equity Index PutWrite Strategy Portfolio Commentary

The Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio Class S generated a total return of 11.54% for the six-month period ended June 30, 2021 (the reporting period), outperforming its benchmark, a blend consisting of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index), which posted a total return of 9.54% for the same period.

Two good quarters for U.S. equity markets had the S&P 500® Index off to one of its best first halves since 1998. We believe the most straightforward 'reason' for such robust equity market returns seems to be simply that it is where the money went. Per Goldman Sachs, global equity fund flows for the first half of 2021 were the highest on record dating back to 1996. At $517 billion, flows were over 2.5 times greater than the previous high in 2017. That's a staggering number and it's difficult to discount its impact on equity prices. With 125 trading days in the first half of 2021, that's ~$4 billion in average daily demand. During the reporting period, the S&P 500 Index returned 15.25%, the CBOE S&P 500 PutWrite Index (PUT) climbed 11.77%, and the CBOE Russell 2000 PutWrite Index (PUTR) rallied 19.08%.

Over the reporting period, both S&P 500 and Russell 2000 exposures contributed to Fund performance. Year-to-date, the S&P 500 PutWrite segment of the Fund produced an attractive return but fell slightly behind the PUT return of 11.77%. Over the same period, the CBOE S&P 500 One-Week PutWrite Index (WPUT)'s weekly rolling strategy significantly lagged the monthly rolling of the PUT by 4.87%. Year-to-date, the Russell 2000 PutWrite segment of the Fund underperformed the PUTR return of 19.08%. The CBOE Russell 2000 One-Week PutWrite Index (WPTR)'s 2.76% return also fell well behind the PUTR return of 19.08%. The Fund's collateral holdings continue to be a positive contributor to overall performance.

The Fund's average option notional exposure over the period remained consistent with strategic targets of 85% S&P 500 Index and 15% Russell 2000® Index.

Implied volatility levels continued to subside globally and realized volatility levels continued to further recede, yielding what we believe are attractive implied volatility premiums. Assuming markets continue to heal from 2020, we anticipate premiums to continue to normalize while overall volatility levels remain elevated relative to historically low levels observed in the years prior to the pandemic. However, as we have written in the past, normal is going to feel volatile relative to the tranquil periods prior to the pandemic. Looking forward, volatility markets continue to price higher levels of implied volatility into the second half of 2021 and early 2022. Potential sources of volatility abound, and we believe economic control mechanisms are unlikely to offer their historical levels of efficacy.

Like halftimes in sports, many investors like to spend their summer vacations talking about potential portfolio adjustments they should make for the second half of the year. For us, we find little to do in this regard. Overall, strategy performance has continued to benefit from healthy equity market gains and elevated volatility levels. When we look out to the second half of the year and towards 2022, we believe our strategy is playing to its strengths and is in a position to continue to be competitive against most asset class exposures. After many years of grinding out a respectable record, we believe our 'franchise players' are finally in 'top form' which makes 'tinkering' a risky tactic.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1

U.S. Equity Index PutWrite Strategy Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Common Stocks	0.0%
Rights	0.0
U.S. Government Agency Securities	61.6
U.S. Treasury Obligations	25.5
Put Options Written	(0.5)
Short-Term Investments	12.9
Other Assets Less Liabilities	0.5
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2021
	Date	06/30/2021	1 Year	5 Years	Life of Fund
Class S*	05/01/2014	11.54%	27.57%	6.92%	3.79%
42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index[2,3]		9.54%	23.51%	4.58%	4.06%
85% S&P 500® Index/15% Russell 2000® Index[2,3]		15.64%	43.94%	17.55%	14.14%

*  Prior to May 1, 2017, the Fund had different investment goals, fees and expenses, principal investment strategies and portfolio managers. Please also see Endnote 1.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, including current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by NBIA) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2020 was 1.63% for Class S shares (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.07% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2021 can be found in the Financial Highlights section of this report.

2

Endnotes

1  The Fund was relatively small prior to December 31, 2014, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund. Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its investment goal, fees and expenses, principal investment strategies, risks and portfolio manager(s). Prior to that date, the Fund had a higher management fee, different expenses, a different goal and principal investment strategies, which included a multi-manager strategy, and different risks. Its performance prior to that date might have been different if the current fees and expenses, goal, and principal investment strategies had been in effect.

2  The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

3  The 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a blended index composed of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index, and is rebalanced monthly. The CBOE S&P 500® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE S&P 500 PutWrite Index (PUT) is designed to represent a proposed hypothetical short put strategy. PUT is an award-winning benchmark index that measures the performance of a hypothetical portfolio that sells SPX put options against collateralized cash reserves held in a money market account. The PUT strategy is designed to sell a sequence of one-month, ATM SPX puts and invest cash at one- and three-month Treasury Bill rates. The CBOE Russell 2000® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an ATM Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE Russell 2000 PutWrite Index is designed to represent a proposed hypothetical short put strategy that sells a monthly ATM Russell 2000 Index put option. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The 85% S&P 500® Index/15% Russell 2000® Index is a blended index composed of 85% S&P 500 Index and 15% Russell 2000 Index, and is rebalanced monthly. The S&P 500 Index is a float-adjusted market capitalization weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portfolio of the total value of the market. The Russell 2000 Index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

3

Endnotes (cont'd)

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans. Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2021 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2021 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, Compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO

Actual	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During the Period 1/1/2021 – 6/30/2021
Class S	$1,000.00	$1,115.40	$5.51	(a)
Hypothetical (5% annual return before expenses)
Class S	$1,000.00	$1,019.59	$5.26	(b)

(a)  Expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) June 30, 2021

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 61.6%
	Federal Agricultural Mortgage Corp.,
$2,800,000	1.59%, 1/10/2024	$2,888,977
1,200,000	2.62%, 2/26/2024(a)	1,270,943
	FFCB,
1,000,000	1.60%, 1/21/2022	1,008,497
1,000,000	0.25%, 5/6/2022	1,001,430
	FHLB,
4,500,000	2.38%, 9/10/2021(a)	4,519,838
	FHLMC,
2,000,000	1.13%, 8/12/2021	2,002,492
5,000,000	2.38%, 1/13/2022	5,061,200
	FNMA,
7,000,000	2.63%, 1/11/2022	7,094,033
	Total U.S. Government Agency Securities (Cost $24,799,745)	24,847,410
U.S. Treasury Obligations 25.5%
	U.S. Treasury Notes,
2,000,000	2.75%, 9/15/2021	2,011,128
1,500,000	2.38%, 3/15/2022	1,524,375
1,000,000	1.75%, 6/15/2022	1,015,742
3,100,000	1.50%, 9/15/2022(a)	3,150,980
2,500,000	1.63%, 12/15/2022(a)	2,553,125
	Total U.S. Treasury Obligations (Cost $10,256,359)	10,255,350
NO. OF RIGHTS
Rights 0.0%
Biotechnology 0.0%
225	Tobira Therapeutics, Inc., CVR*(b)(c)	—
NO. OF RIGHTS		VALUE
Media 0.0%
2,550	Media General, Inc., CVR*(b)(c)	$—
	Total Rights (Cost $7,171)	—
SHARES
Common Stocks 0.0%
Hotels, Restaurants & Leisure 0.0%
425	Diamond Resorts International, Inc. Escrow*(b)(c) (Cost $—)	—
Short-Term Investments 12.9%
Investment Companies 12.9%
5,219,587	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	5,219,587
1,591	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 0.01%(d)(e)	1,591
	Total Investment Companies (Cost $5,221,178)	5,221,178
	Total Investments 100.0% (Cost $40,284,453)	40,323,938
	Other Assets Less Liabilities 0.0%(f)(g)	7,933
	Net Assets 100.0%	$40,331,871

*

(

*  Non-income producing security.

(a)  All or a portion of this security is pledged with the custodian for options written.

(b)  Security fair valued as of June 30, 2021, in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2021, amounted to $0, which represents 0.0% of net assets of the Fund.

(c)  Value determined using significant unobservable inputs.

(d)  Represents 7-day effective yield as of June 30, 2021.

(e)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $1,591.

(f)  Includes the impact of the Fund's open positions in derivatives at June 30, 2021.

(g)  Represents less than 0.05% of net assets of the Fund.

See Notes to Financial Statements

6

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Abbreviations

CVR  Contingent Value Rights

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

Derivative Instruments

Written option contracts ("options written")

At June 30, 2021, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	5	$(1,155,275)	$2,280	7/2/2021	$(1,700)
Russell 2000 Index	2	(462,110)	2,315	7/2/2021	(2,580)
Russell 2000 Index	1	(231,055)	2,320	7/9/2021	(2,605)
Russell 2000 Index	2	(462,110)	2,325	7/9/2021	(5,710)
Russell 2000 Index	1	(231,055)	2,330	7/9/2021	(3,135)
Russell 2000 Index	2	(462,110)	2,335	7/9/2021	(6,850)
Russell 2000 Index	3	(693,165)	2,250	7/16/2021	(4,065)
Russell 2000 Index	3	(693,165)	2,280	7/16/2021	(6,135)
Russell 2000 Index	1	(231,055)	2,310	7/16/2021	(3,070)
Russell 2000 Index	3	(693,165)	2,320	7/23/2021	(13,365)
Russell 2000 Index	3	(693,165)	2,340	7/23/2021	(16,380)
S&P 500 Index	1	(429,750)	4,210	7/2/2021	(78)
S&P 500 Index	19	(8,165,250)	4,220	7/2/2021	(1,710)
S&P 500 Index	1	(429,750)	4,210	7/9/2021	(605)
S&P 500 Index	10	(4,297,500)	4,230	7/9/2021	(7,650)
S&P 500 Index	9	(3,867,750)	4,240	7/9/2021	(7,830)
S&P 500 Index	13	(5,586,750)	4,180	7/16/2021	(15,600)
S&P 500 Index	5	(2,148,750)	4,220	7/16/2021	(7,975)
S&P 500 Index	1	(429,750)	4,230	7/16/2021	(1,725)
S&P 500 Index	1	(429,750)	4,240	7/16/2021	(1,875)
S&P 500 Index	2	(859,500)	4,245	7/23/2021	(5,860)
S&P 500 Index	10	(4,297,500)	4,265	7/23/2021	(33,600)
S&P 500 Index	8	(3,438,000)	4,275	7/23/2021	(28,920)
S&P 500 Index	1	(429,750)	4,275	7/30/2021	(4,695)
Total options written (premium received $578,195)					$(183,718)

For the six months ended June 30, 2021, the average market value for the months where the Fund had options written outstanding was $(560,537). At June 30, 2021, the Fund had securities pledged in the amount of $11,494,886 to cover collateral requirements for options written.

See Notes to Financial Statements

7

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$24,847,410	$—	$24,847,410
U.S. Treasury Obligations	—	10,255,350	—	10,255,350
Rights(a)	—	—	—	—
Common Stocks(a)	—	—	—	—
Short-Term Investments	—	5,221,178	—	5,221,178
Total Long Positions	$—	$40,323,938	$—	$40,323,938

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Common Stocks(a)	Rights(a)	Total
Assets:
Investments in Securities:
Beginning Balance as of January 1, 2021	$—	$13	$13
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/(premiums)	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	(13)	(13)
Purchases	—	—	—
Sales	—	—	—
Balance as of June 30, 2021	$—	$—	$—
Net change in unrealized appreciation/(depreciation) on investments still held as of June 30, 2021	$—	$(13)	$(13)

(a)  As of the six months ended June 30, 2021, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets; therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2021:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(183,718)	$—	$—	$(183,718)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
June 30, 2021
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$40,323,938
Cash	59,291
Dividends and interest receivable	267,168
Prepaid expenses and other assets	1,225
Total Assets	40,651,622
Liabilities
Options contracts written, at value(b) (Note A)	183,718
Payable to administrator—net (Note B)	1,855
Payable to investment manager (Note B)	14,628
Payable for Fund shares redeemed	34,822
Payable to trustees	19,931
Other accrued expenses and payables	64,797
Total Liabilities	319,751
Net Assets	$40,331,871
Net Assets consist of:
Paid-in capital	$33,473,094
Total distributable earnings/(losses)	6,858,777
Net Assets	$40,331,871
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,506,705
Net Asset Value, offering and redemption price per share
Class S	$11.50
*Cost of Investments:
(a) Unaffiliated issuers	$40,284,453
(b) Premium received from option contracts written	$578,195

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2021
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$157,050
Total income	$157,050
Expenses:
Investment management fees (Note B)	84,928
Administration fees (Note B)	56,619
Distribution fees (Note B)	47,182
Shareholder servicing agent fees	479
Audit fees	20,817
Custodian and accounting fees	40,453
Insurance	577
Legal fees	3,691
Shareholder reports	8,847
Trustees' fees and expenses	29,470
Miscellaneous	3,866
Total expenses	296,929
Expenses reimbursed by Management (Note B)	(98,644)
Total net expenses	198,285
Net investment income/(loss)	$(41,235)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	1,605
Expiration or closing of option contracts written	4,252,580
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(142,177)
Foreign currency translations	(41)
Option contracts written	81,441
Net gain/(loss) on investments	4,193,408
Net increase/(decrease) in net assets resulting from operations	$4,152,173

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	Six Months Ended June 30, 2021 (Unaudited)	Fiscal Year Ended December 31, 2020
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(41,235)	$117,011
Net realized gain/(loss) on investments	4,254,185	2,240,055
Change in net unrealized appreciation/(depreciation) of investments	(60,777)	293,606
Net increase/(decrease) in net assets resulting from operations	4,152,173	2,650,672
Distributions to Shareholders From (Note A):
Distributable earnings	—	(2,556,319)
Total distributions to shareholders	—	(2,556,319)
From Fund Share Transactions (Note D):
Proceeds from shares sold	2,774,665	2,504,642
Proceeds from reinvestment of dividends and distributions	—	2,556,318
Payments for shares redeemed	(2,640,111)	(3,728,254)
Net increase/(decrease) from Fund share transactions	134,554	1,332,706
Net Increase/(Decrease) in Net Assets	4,286,727	1,427,059
Net Assets:
Beginning of period	36,045,144	34,618,085
End of period	$40,331,871	$36,045,144

See Notes to Financial Statements

11

Notes to Financial Statements U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management" or "NBIA") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—unadjusted quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the

12

NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and other market information which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities and reference data, such as market research publications, when available ("Other Market Information").

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating this guidance.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time,

13

on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2021, the Fund did not have any unrecognized tax positions.

For federal income tax purposes, the estimated cost of investments held at June 30, 2021, was $39,706,258. The estimated gross unrealized appreciation was $134,556 and estimated gross unrealized depreciation was $13,630 resulting in net unrealized appreciation in value of investments of $120,926 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV, or NAV per share of the Fund. For the year ended December 31, 2020, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2020, and December 31, 2019, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2020	2019	2020	2019	2020	2019
$1,201,796	$50,670	$1,354,523	$—	$2,556,319	$50,670

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As of December 31, 2020, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$1,086,509	$1,442,299	$181,763	$—	$(3,967)	$2,706,604

The temporary differences between book basis and tax basis distributable earnings are primarily due to mark-to market adjustments on options contracts and unamortized organization expenses.

6  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by (a) the 1940 Act, (b) the exemptive order from the SEC that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or (c) the ETF's exemptive order or other relief. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will decrease returns.

In October 2020, the SEC adopted Rule 12d1-4, which permits a fund to exceed the limits prescribed by Section 12 of the 1940 Act in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC's current exemptive orders and rules permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on or about January 19, 2022, the SEC is expected to rescind the Fund's current exemptive order and Rule 12d1-2 under the 1940 Act. After this occurs, a fund seeking to exceed the limits in Section 12 of the 1940 Act will need to rely on Rule 12d1-4.

10  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2021, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives at June 30, 2021. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements

15

of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund's performance and may increase costs related to the Fund's use of derivatives.

Options: The Fund's principal investment strategy is an options-based strategy. During the six months ended June 30, 2021, the Fund used options written to manage or adjust the risk profile of the Fund or the risk of individual index exposures and to gain exposure more efficiently than through a direct purchase of the underlying security or to gain exposure to securities, markets, sectors or geographical areas. Options written were also used to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

The Fund (as the seller of a put option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option's expiration or a portion of the premium upon the option's early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.

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At June 30, 2021, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Equity Risk
Options written	Option contracts written, at value	$183,718

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2021, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$4,252,580

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$81,441

While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

11  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

12  Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Fund.

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Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at the annual rate of 0.45% of the Fund's average daily net assets.

The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, NBIA retains JPMorgan Chase Bank, NA ("JPM") as its sub-administrator under a Sub-Administration Agreement. NBIA pays JPM a fee for all services received under the Sub-Administration Agreement.

NBIA has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.

During the six months ended June 30, 2021, there was no repayment to NBIA under this agreement.

At June 30, 2021, the Fund's contingent liabilities to NBIA under the agreement were as follows:

			Expenses Reimbursed in Year Ending, December 31,
			2018	2019	2020	2021
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2021	2022	2023	2024
Class S	1.05%	12/31/24	$176,764	$192,742	$183,237	$98,644

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class S shares. The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

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Note C—Securities Transactions:

During the six months ended June 30, 2021, there were purchase and sale transactions of long-term securities (excluding written option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$7,746,552	$223,562	$14,500,000	$222,439

During the six months ended June 30, 2021, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2021 and for the year ended December 31, 2020 was as follows:

	For the Six Months Ended June 30, 2021				For the Year Ended December 31, 2020
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	252,315	—	(241,073)	11,242	253,053	263,267	(383,302)	133,018

Other: At June 30, 2021, affiliated persons, as defined in the 1940 Act, owned 0.08% of the Fund's outstanding shares.

Note E—Line of Credit:

At June 30, 2021, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum; provided that should the Administrative Agent of the Credit Facility determine that the Eurodollar rate is unavailable, then the interest rate option described in (b) shall be replaced with a benchmark replacement determined to be applicable by such Administrative Agent. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2021. During the period ended June 30, 2021, the Fund did not utilize the Credit Facility.

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Note F—Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 848)". In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

U.S. Equity Index PutWrite Strategy Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$10.31		$10.30	$8.95	$9.90	$9.28	$9.39
Income From Investment Operations:
Net Investment Income/(Loss)‡	(0.01)		0.04	0.09	0.04	(0.02)	(0.12)
Net Gains or Losses on Securities (both realized and unrealized)	1.20		0.77	1.28	(0.70)	0.64	0.06
Total From Investment Operations	1.19		0.81	1.37	(0.66)	0.62	(0.06)
Less Distributions From:
Net Investment Income	—		(0.09)	(0.02)	—	—	—
Net Realized Capital Gains	—		(0.71)	—	(0.29)	—	(0.05)
Total Distributions	—		(0.80)	(0.02)	(0.29)	—	(0.05)
Net Asset Value, End of Period	$11.50		$10.31	$10.30	$8.95	$9.90	$9.28
Total Return††	11.54	%**	8.26%	15.26%	(6.78)%	6.68%	(0.65)%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$40.3		$36.0	$34.6	$12.0	$12.2	$14.5
Ratio of Gross Expenses to Average Net Assets#	1.57	%*	1.61%	1.72%	2.59%	3.68%	6.83%
Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)#	—	%*	—%	—%	—%	3.50%	5.99%
Ratio of Net Expenses to Average Net Assets	1.05	%*	1.05%	1.05%	1.05%	1.72%	3.24%
Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	—	%*	—%	—%	—%	1.54%	2.40%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.22	)%*	0.36%	0.97%	0.46%	(0.24)%	(1.33)%
Portfolio Turnover Rate (including securities sold short)	—	%**	—%	—%	—%	368%	547%
Portfolio Turnover Rate (excluding securities sold short)	29	%**	48%	26%	23%	342%	546%

See Notes to Financial Highlights

21

Notes to Financial Highlights U.S. Equity Index PutWrite Strategy Portfolio

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

*  Annualized.

**  Not annualized.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Trust's Form N-PORT is available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll-free).

23

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.
The complete schedule of investments for each series is disclosed in the Registrant's applicable semi-annual reports, which are included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Exhibits.

(a)	(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Income Funds’ Form N-CSR, Investment Company Act file number 811-03802 (filed June 30, 2020).

(a)	(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)	(3)	Not applicable to the Registrant.

(a)	(4)	Not applicable to the Registrant.

(b)		The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 20, 2021

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 20, 2021